Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	RSOL
Entity Registrant Name	Real Goods Solar, Inc.
Entity Central Index Key	0001425565
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 6,859	$ 10,390	$ 11,813
Restricted cash			172
Accounts receivable, net	10,194	13,902	21,539
Costs in excess of billings on uncompleted contracts	2,749	5,288	5,411
Inventory, net	4,697	5,711	12,264
Deferred costs on uncompleted contracts		896	1,313
Other current assets	1,710	3,026
Receivable and deferred tax assets		200	3,333
Other current assets		1,930	1,014
Total current assets	26,209	38,317	56,859
Property and equipment, net	3,596	3,991	6,930
Deferred tax assets			5,444
Goodwill			19,885
Other intangibles, net			390
Other assets			41
Total assets	29,805	42,308	89,549
Current liabilities:
Line of credit		6,498
Accounts payable		15,887	27,785
Accounts payable	10,183	15,951
Accrued liabilities	3,315	4,943	3,292
Billings in excess of costs on uncompleted contracts	2,474	2,975	2,144
Payable to Gaiam		64	476
Related party debt	3,600	6,850	1,700
Debt		114	197
Other current liabilities	776	723
Capital lease obligations	244	213	126
Deferred revenue and other current liabilities		396	2,388
Total current liabilities	20,348	37,940	38,108
Debt, net of current portion	28	69	202
Related party debt	3,150
Capital lease obligations, net of current portion	301	374	433
Common stock warrant liability	3,702
Other liabilities	696	443
Total liabilities	27,896	38,383	38,743
Commitments and contingencies
Shareholders' equity:
Preferred stock, par value $.0001 per share; 50,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	86,870	82,185	81,860
Accumulated deficit	(84,964)	(78,263)	(31,057)
Total shareholders' equity	1,909	3,925	50,806
Total liabilities and shareholders' equity	29,805	42,308	89,549
Common Class A
Shareholders' equity:
Common stock	3	3	3
Total shareholders' equity		$ 3	$ 3

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		50,000,000	50,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Class A
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	30,040,212	26,693,696	26,660,640
Common stock, shares outstanding	30,040,212	26,693,696	26,660,640
Common Class B
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		50,000,000	50,000,000

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenue	$ 20,666	$ 21,447	$ 37,458	$ 39,703	$ 92,891	$ 109,257	$ 77,324
Cost of goods sold	15,898	16,128	28,099	27,957	69,859	81,397	55,814
Gross profit	4,768	5,319	9,359	11,746	23,032	27,860	21,510
Expenses:
Selling and operating	6,088	7,600	12,317	15,515	29,807	23,634	16,717
General and administrative	1,851	1,679	3,579	3,194	8,909	4,109	2,772
Acquisition-related costs						2,393
Goodwill and other asset impairments					22,012
Total expenses	7,939	9,279	15,896	18,709	60,728	30,136	19,489
Income (loss) from operations	(3,171)	(3,960)	(6,537)	(6,963)	(37,696)	(2,276)	2,021
Interest and other expense	263	(110)	(164)	(159)	(790)	(184)	15
Income (loss) before income taxes	(2,908)	(4,070)	(6,701)	(7,122)	(38,486)	(2,460)	2,036
Income tax benefit		(1,552)		(2,748)	8,720	(560)	797
Net income (loss).	$ (2,908)	$ (2,518)	$ (6,701)	$ (4,374)	$ (47,206)	$ (1,900)	$ 1,239
Net income (loss) per share:
Basic and diluted					$ (1.77)	$ (0.08)	$ 0.07
Basic	$ (0.11)	$ (0.09)	$ (0.25)	$ (0.16)	$ (1.77)	$ (0.08)	$ 0.07
Diluted	$ (0.11)	$ (0.09)	$ (0.25)	$ (0.16)	$ (1.77)	$ (0.08)	$ 0.07
Weighted average shares outstanding:
Basic	27,804	26,669	27,253	26,669	26,673	23,572	18,301
Diluted	27,804	26,669	27,253	26,669	26,673	23,572	18,367

Consolidated statement of changes in shareholders' equity (USD $) In Thousands, except Share data	Total USD ($)	Common Class A USD ($)	Common Class B	Additional Paid-In Capital USD ($)	Accumulated Deficit USD ($)
Beginning balance at Dec. 31, 2009	$ 29,973	$ 1		$ 60,368	$ (30,396)
Beginning balance (in shares) at Dec. 31, 2009		16,136,299	2,153,293
Issuance of common stock and other equity changes related to compensation (in shares)		21,040
Issuance of common stock and other equity changes related to compensation	358			358
Net loss (income)	1,239				1,239
Ending balance at Dec. 31, 2010	31,570	1		60,726	(29,157)
Ending balance (in shares) at Dec. 31, 2010		16,157,339	2,153,293
Issuance of common stock and other equity changes related to compensation (in shares)		29,408
Issuance of common stock and other equity changes related to compensation	533			533
Issuance of common stock and stock options related to an acquisition (in shares)		8,700,000
Issuance of common stock and stock options related to an acquisition	21,673	2		21,671
Repurchase of common stock, Shares		(379,400)
Repurchase of common stock	(1,070)			(1,070)
Conversion of Class B common stock to Class A common stock (in shares)		2,153,293	(2,153,293)
Net loss (income)	(1,900)				(1,900)
Ending balance at Dec. 31, 2011	50,806	3		81,860	(31,057)
Ending balance (in shares) at Dec. 31, 2011		26,660,640
Issuance of common stock and other equity changes related to compensation (in shares)		33,056
Issuance of common stock and other equity changes related to compensation	325			325
Net loss (income)	(47,206)				(47,206)
Ending balance at Dec. 31, 2012	$ 3,925	$ 3		$ 82,185	$ (78,263)
Ending balance (in shares) at Dec. 31, 2012		26,693,696

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss)	$ (6,701)	$ (4,374)	$ (47,206)	$ (1,900)	$ 1,239
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	411	580	1,186	811	529
Amortization		195	245	210
Share-based compensation	208	293	325	524	348
Deferred income tax benefit		(2,796)	8,655	(623)	264
Goodwill and other asset impairments			22,012
Deferred interest on related party debt	368
Change in fair value of common stock warrant liability	(690)
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	3,707	6,990	7,639	2,231	(5,263)
Costs in excess of billings on uncompleted contracts	2,539	2,803	123	(5,328)
Inventory, net	1,014	4,090	6,554	(862)	(1,625)
Deferred costs on uncompleted contracts			417	512	874
Other current assets	1,309	(341)	(814)	1,041	265
Accounts payable	(5,768)	(20,031)	(13,700)	6,993	1,178
Accrued liabilities	(1,350)	(635)	1,650	(1,533)	130
Billings in excess of costs on uncompleted contracts	(501)	390	830	83
Deferred revenue and other current liabilities			(1,994)	1,914	534
Other current liabilities	53	(1,726)
Payable to Gaiam			1,390	(2,108)	1,229
Net cash provided by (used in) operating activities	(5,401)	(14,562)	(12,688)	1,965	(298)
Investing activities
Purchase of property and equipment	(16)	(288)	(368)	(678)	(785)
Change in restricted cash		172	172	730
Cash from acquired business				3,416
Net cash provided by (used in) investing activities	(16)	(116)	(196)	3,468	(785)
Financing activities
Borrowings from related parties			5,150	1,700
Proceeds from issuance of common stock and warrants, net	8,414
Principal borrowings (payments) on revolving line of credit, net	(6,498)	6,500	6,498	(3,119)
Principal payments on debt and capital lease obligations	(108)	(190)	(187)	(2,254)
Repurchase of Class A common stock, including related costs				(1,070)
Exercise of stock options	78
Principal (repayments) borrowings from related party		3,150
Net cash provided by (used in) financing activities	1,886	9,460	11,461	(4,743)
Net change in cash	(3,531)	(5,218)	(1,423)	690	(1,083)
Cash at beginning of period	10,390	11,813	11,813	11,123	12,206
Cash at end of period	6,859	6,595	10,390	11,813	11,123
Supplemental cash flow information
Income taxes paid	8	47	38	208	6
Interest paid	278	134	538	187
Common stock issued for acquisition				21,576
Non-cash items
Class A common stock issued in conjunction with debt conversion, 62,111 shares	100
Equity Funding
Non-cash items
Issuance of warrants	4,392
Debt Extension
Non-cash items
Issuance of warrants	$ 278

Condensed Consolidated Statements of Cash Flows (Parenthetical)	6 Months Ended
Jun. 30, 2013
Class A common stock issued	62,111
Debt Extension
Number of shares called by warrants	212,555

Organization, Nature of Operations, and Principles of Consolidation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Nature of Operations, and Principles of Consolidation

1. Organization, Nature of Operations, and Principles of Consolidation

Real Goods Solar, Inc. (“the Company”) is a leading residential and commercial solar energy integrator. The Company incorporated in Colorado on January 29, 2008. The Company’s initial public offering of common stock occurred on May 7, 2008.

The Company has prepared the accompanying unaudited interim condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States, or GAAP, including its accounts and those of its subsidiaries. Intercompany transactions and balances have been eliminated.

The unaudited condensed consolidated financial position, results of operations and cash flows for the interim periods disclosed in this report are not necessarily indicative of future financial results.

Amounts are reported in thousands, except share, per share and monthly amounts, or as otherwise noted. Certain prior period amounts have been reclassified to conform to the current period presentation.

Liquidity and Financial Resources Update

The Company has experienced recurring losses in recent years, including $47,206 for the fiscal year ended December 31, 2012 and a loss of $6,701 for the six months ended June 30, 2013. The Company believes the seasonality of its operations, investments in its selling and marketing efforts and reductions in operating expenses will significantly reduce future losses. The Company increased its financial resources during the six months ended June 30, 2013. On June 3, 2013, the Company closed a private placement with unaffiliated investors resulting in the Company receiving net proceeds of $8,414 (See Note 7. Shareholders’ Equity). At June 30, 2013 the Company has cash of $6,859 and unused borrowing capacity of $5,247 with Silicon Valley Bank. As of June 30, 2013, the Company had no outstanding borrowings under its revolving credit facility. The Company does not believe it will borrow against the facility prior to September 30, 2013.

The Company’s revolving line of credit with Silicon Valley Bank (See Note 4. Revolving Line of Credit) matures on September 30, 2013. The Company is presently discussing an extension of the revolving line of credit with Silicon Valley Bank.

The Company believes it has sufficient resources to operate through June 30, 2014 and that a replacement revolving line of credit will be in place prior to maturity of the Silicon Valley Bank line of credit on September 30, 2013. However, there can be no assurance that the Company will be able to renew the revolving line of credit, continue to maintain sufficient receivables and maintain borrowing availability under the revolving line of credit, continue to reduce its losses, have sufficient resources to continue to invest in its selling and marketing efforts or to otherwise expand its business, or be able to repay related party debt with Gaiam of $2,600 maturing in April 2014.

1. Principles of Consolidation, Organization and Nature of Operations

We are a leading residential and commercial solar energy engineering, procurement, and construction firm. We were incorporated in Colorado on January 29, 2008 under the name Real Goods Solar, Inc. (“Real Goods Solar”, “Company”, “we”, “us”, or “our”). Our initial public offering of common stock occurred on May 7, 2008.

The consolidated financial statements include the accounts of Real Goods Solar and its majority-owned or otherwise controlled subsidiaries. We have prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States, or GAAP, and they include our accounts and those of our subsidiaries. Intercompany transactions and balances have been eliminated. We have included the results of operations of acquired companies from the effective date of acquisition.

Debt Financing Update

At December 31, 2012, our cash balance was $10.4 million. As of the date of filing this Form 10-K, the maturity date for our Silicon Valley Bank revolving line of credit with current capacity and outstanding borrowings of $6.5 million has been extended first from October 30, 2012 to March 31, 2013, and then to September 30, 2013. Our related party debt of $1.7 million owed to Gaiam, Inc. has been extended first from December 30, 2012 to April 30, 2013, and then to April 30, 2014. . Our related party debt of 3.15 million owed to Riverside Renewable Energy Investment LLC (“Riverside”) has also been extended and the $3.0 million Riverside loan is now due May 4, 2014 and the $150 thousand Riverside loan is now due June 20, 2014. We also obtained additional loans of $1.0 million each from our two largest shareholders, which mature on April 26, 2014 under their current terms. Furthermore, in response to our current financial condition, we are negotiating with other financial institutions to obtain a new credit facility to replace the Silicon Valley Bank revolving line of credit and have engaged an investment bank to seek additional capital. In addition, we will continue to make operational improvements to reduce our operating cash requirements. Operational initiatives to reduce costs include productivity enhancements within support functions through greater use of information technology and other process improvements and greater project level control over working capital deployed and labor utilization. With the completion of the debt extensions and additional loans and achievement of some or all of the above noted remaining initiatives, while there can be no assurances, we expect to be able to continue to operate through 2013, and thereby generate adequate cash flow to meet our debt obligations.

NASDAQ Non-Compliance

During 2012, we received four different non-compliance notices from The Nasdaq Stock Market (“NASDAQ”). As of February 21, 2013, the Company had regained compliance with all of the applicable NASDAQ rules.

Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Accounting Policies

2. Significant Accounting Policies

The Company made no changes to its significant accounting policies during the three and six months ended June 30, 2013.

Use of Estimates and Reclassifications

The preparation of the condensed consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. The Company regularly makes significant estimates and assumptions including, but not limited to, the collectibility of accounts receivable, the valuation of inventories, the estimated total costs for long-term contracts used as a basis of determining percentage of completion for such contracts, the useful lives of equipment, the determination of accrued liabilities, the valuation of stock-based compensation, and the determination of valuation allowances associated with deferred tax assets. The Company bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Warrant Accounting

The Company accounts for common stock warrants and put options in accordance with applicable accounting guidance provided in ASC 480, Liabilities – Distinguishing Liabilities from Equity, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement. The common stock warrants are accounted for as a liability due to a provision for the warrant holder to request redemption upon a change of control. We classify these derivative liabilities on the condensed consolidated balance sheets as a long term liability, which is revalued at each balance sheet date subsequent to the initial issuance. We use a modified binomial pricing model to value these derivative liabilities. The modified binomial pricing model, which is based, in part, upon unobservable inputs for which there is little or no market data, requires the Company to develop its own assumptions. The Company used the following assumptions for its common stock warrants. The risk-free interest rate for June 3, 2013 (issuance date) and June 30, 2013 were 1.03% and 1.03%, respectively. The volatility of the market price of the Company’s common stock for June 3, 2013 (issuance date) and June 30, 2013 were 102.93% and 102.93%, respectively. The expected average term of the warrant used for both periods was 5 years. There was no expected dividend yield for the warrants granted. In building the modified binomial model, the Company assumed a 15% probability of a change in control and used 20 nodes (See Note 3. Fair Value Measurements). As a result, if factors change and different assumptions are used, the warrant liability and the change in estimated fair value could be materially different. Changes in the fair value of the warrants are reflected in the condensed consolidated statement of operations as change in fair value of warrant liability, with an offsetting non-cash entry recorded as interest expense or benefit.

2. Significant Accounting Policies

No changes were made to our significant accounting policies during the year ended December 31, 2012.

We have evaluated events subsequent to December 31, 2012 and concluded that no material event, other than those already disclosed, has occurred which either would impact the results reflected in this report or our results going forward.

Cash

Cash represents demand deposit accounts with financial institutions that are denominated in U.S. dollars.

Allowance for Doubtful Accounts

We maintain allowances for doubtful accounts for estimated losses resulting from the inability of our customers to make required payments. We make estimates of the collectability of our accounts receivable by analyzing historical bad debts, specific customer creditworthiness and current economic trends. The allowance for doubtful accounts was $1.1 million and $0.5 million at December 31, 2012 and 2011, respectively. If the financial condition of our customers or the public utilities or financing companies were to deteriorate such that their ability to make payments to us was impaired, additional allowances could be required.

Inventory

Inventory consists primarily of solar energy system components (such as solar panels and inverters) located at our various warehouses and finished goods held for sale at our Solar Living Center located in Hopland, California. We state our inventory at the lower of cost (first-in, first-out method) or market. We identify the inventory items to be written down for obsolescence based on the item’s current sales status and condition. We write down discontinued or slow moving inventories based on an estimate of the markdown to retail price needed to sell through our current stock level of the inventories. At December 31, 2012 and 2011, we estimated obsolete or slow-moving inventory to be $0.7 million and $0.2 million, respectively.

Deferred Advertising Costs

Prior to 2011, we had deferred advertising costs related to the preparation, printing, advertising and distribution of catalogs. We deferred such costs for financial reporting purposes until the catalogs were distributed, then amortized such costs over succeeding periods on the basis of estimated direct relationship sales. We amortized seasonal catalogs within seven months and our annual catalogs within one year. Forecasted sales statistics were the principal factor used in estimating the amortization rate. We expense other advertising and promotional costs as incurred. Amounts recorded as advertising expense were $3.4 million, $2.7 million and $2.2 million for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in selling and operating expense in the consolidated statements of operations.

Property and Equipment

We state property and equipment at cost less accumulated depreciation and amortization. We compute depreciation of property and equipment on the straight-line method over estimated useful lives, generally three to twenty years. We amortize leasehold and building improvements over the shorter of the estimated useful lives of the assets or the remaining term of the lease or remaining life of the building, respectively.

Goodwill and Other Intangibles

Goodwill represents the excess of the purchase consideration over the estimated fair value of assets acquired less liabilities assumed in a business acquisition. Goodwill is reviewed for impairment annually or more frequently if impairment indicators arise. Since we operate in only one business segment, we assess impairment at the Company level. We have the option of first assessing qualitative factors to determine whether events and circumstances indicate that it is more likely than not that the fair value of the Company is less than its carrying amount. If it is determined that the fair value of the Company is more likely than not greater than its carrying amount, then the two-step impairment test is unnecessary. If it is determined that the two-step impairment test is necessary, then for step one, we compare the estimated fair value of the Company with its carrying amount, including goodwill. If the estimated fair value of the Company exceeds its carrying amount, we consider the Company’s goodwill not impaired. If the carrying amount of the Company exceeds its estimated fair value, we perform the second step of the goodwill impairment test to measure the amount of impairment loss. We use either a comparable market approach, traditional present value method, or some combination thereof to test for potential impairment. The use of present value techniques requires us to make estimates and judgments about our future cash flows. These cash flow forecasts will be based on assumptions that are consistent with the plans and estimates we use to manage our business. The process of evaluating the potential impairment of goodwill is highly subjective and requires significant judgment at many points during the analysis. Application of alternative assumptions and definitions could yield significantly different results.

Our goodwill balances were zero and $19.9 million at December 31, 2012 and 2011, respectively, and our other intangibles balances were zero and $0.4 million at December 31, 2012 and 2011, respectively.

The following table represents our other intangibles subject to amortization, which were all customer related, as of December 31, 2011.

(in thousands)	December 31, 2011
Customer related:
Gross carrying amount	$600
Accumulated amortization	(210)

$390

Amortization expense for the year ended December 31, 2012 was $0.2 million. At September 30, 2012, we impaired all our goodwill and other intangibles. See Note 4. Goodwill and Other Asset Impairments.

Purchase Accounting

We account for the acquisition of a controlling interest in a business using the purchase method. In determining the estimated fair value of certain acquired assets and liabilities, we make assumptions based upon historical and other relevant information and, in some cases, reports of independent experts. Assumptions may be incomplete, and unanticipated events and circumstances may occur that could affect the validity of such assumptions, estimates, or actual results.

Revenue Recognition

Revenue consists primarily of solar energy system installation. We recognize revenue from fixed price contracts using either the completed contract or percentage-of-completion method, based on the size of the energy system installation. As a result of a recent business acquisition (see Note 3. Mergers and Acquisitions), we slightly modified our method of applying revenue recognition for fixed price contracts in that we now recognize revenue from energy system installations of less than 100 kilowatts, or kW, when the installation is substantially complete, while we recognize revenue from energy system installations equal to or greater than 100 kW on a percentage-of-completion basis, measured by the percentage of contract costs incurred to date to total estimated costs for each contract. We recognize amounts billed to customers for shipping and handling as revenue at the same time that the revenues arising from the product sale are recognized. We include shipping and handling costs, which were approximately $0.05 million, $0.1 million, and $0.2 million for 2012, 2011, and 2010, respectively, in selling and operating expense along with other fulfillment costs.

The assets “Costs in excess of billings on uncompleted contracts” and “Deferred costs on uncompleted contracts” represent costs incurred plus estimated earnings in excess of amounts billed on percentage-of-completion method contracts and costs incurred but not recognizable until recognition of the related contract revenue on completed-method contracts, respectively. The liability “Billings in excess of costs on uncompleted contracts” represents billings in excess of related costs on percentage-of-completion method contracts. We bill our large installation customers for contract performance progress according to milestones defined in their respective contracts. The prerequisite for billing is the completion of an application and certificate of payment form as per the contract, which is done after each month end. Unbilled receivables were immaterial at December 31, 2012 and 2011.

Allocation of Costs

Presently, Gaiam provides us with administrative, technical accounting advisory, public financial reporting and certain occupancy and related office services under the Intercorporate Services Agreement and the Facility Lease Agreement. Our accompanying financial statements include an allocation of these expenses. The allocation is based on a combination of factors, including revenue and operating expenses. We believe the allocation methodologies used are reasonable and result in an appropriate allocation of costs incurred by Gaiam and its subsidiaries on our behalf. However, these allocations may not be indicative of the cost of future services.

Share-Based Compensation

We recognize compensation cost for stock-based awards based on the estimated fair value of the award on date of grant. We measure compensation cost at the grant date based on the fair value of the award and recognize compensation cost upon the probable attainment of a specified performance condition or over a service period. We use the Black-Scholes option valuation model to estimate the fair value for purposes of accounting and disclosures. In estimating this fair value, there are certain assumptions that we use, as disclosed in Note 13. Share-Based Compensation, consisting of the expected life of the option, risk-free interest rate, dividend yield, volatility and forfeiture rate. The use of a different estimate for any one of these components could have a material impact on the amount of reported compensation expense.

Income Taxes

We provide for income taxes pursuant to the liability method. The liability method requires recognition of deferred income taxes based on temporary differences between financial reporting and income tax bases of assets and liabilities, using current enacted income tax rates and regulations. These differences will result in taxable income or deductions in future years when the reported amount of the asset or liability is recovered or settled, respectively. Considerable judgment is required in determining when these events may occur and whether recovery of an asset is more likely than not. Our effective tax rate remains fairly consistent. We have significant net operating loss carryforwards and we will re-evaluate at the end of each reporting period whether we expect it is more likely than not that our deferred tax assets will be fully recoverable through the reversal of taxable temporary differences in future years as a result of normal business activities. We have agreed under our tax sharing agreement with Gaiam to make payments to Gaiam as we utilize certain of our net operating losses in the future. See Note 14. Income Taxes.

We must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. We measure the tax benefits recognized in the consolidated financial statements from such a position based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and are often ambiguous. As such, we are required to make many subjective assumptions and judgments regarding our income tax exposures. Interpretations of and guidance surrounding income tax law and regulations change over time and may result in changes to our subjective assumptions and judgments which can materially affect amounts recognized in our consolidated balance sheets and statements of operations. The result of the reassessment of our tax positions did not have a material impact on our consolidated financial statements. Our federal and state tax returns for all years after 2008 are subject to future examination by tax authorities for all our tax jurisdictions. We recognize interest and penalties related to income tax matters in interest expense and general and administration expenses, respectively.

Net Income (Loss) Per Share

We compute net income (loss) per share by dividing our net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted net income (loss) per share reflects the potential dilution that could occur if options or warrants to issue shares our Class A common stock were exercised. Weighted average common share equivalents of 2,173,000, 1,262,000 and 584,000 shares have been omitted from net income (loss) per share for 2012, 2011 and 2010, respectively, as they are anti-dilutive.

The following table sets forth the computation of basic and diluted net income (loss) per share:

	For the Years Ended December 31,
(In thousands, except per share data)	2012	2011	2010
Numerator for basic and diluted net income (loss) per share	$(47,206)	$(1,900)	$1,239
Denominator:
Weighted average shares for basic net income (loss) per share	26,673	23,572	18,301
Effect of dilutive securities:
Weighted average of common stock, stock options and warrants	—	—	66

Denominators for diluted net income (loss) per share	26,673	23,572	18,367

Net income (loss) per share—basic	$(1.77)	$(0.08)	$0.07

Net income (loss) per share—diluted	$(1.77)	$(0.08)	$0.07

Concentration of Risk

We have a potential concentration of credit risk in our accounts receivable in that two financing companies that purchase and then lease installed solar energy system to host users and two commercial customers accounted for 19.1%, 15.6%, 17.5% and 11.1% respectively, of our accounts receivable as of December 31, 2012.

We also have potential concentration of supply risk in that during 2012 we purchase approximately 78% of the major components for our solar installations from a single supplier.

Sales to our largest three customers for 2012 accounted for approximately 15.8%, 12.4% and 7.2%, respectively, of our total net revenue.

Use of Estimates and Reclassifications

The preparation of financial statements in accordance with GAAP requires us to make estimates and assumptions that affect the amounts reported in the accompanying financial statements and disclosures. Although these estimates are based on our best knowledge of current events and actions that we may undertake in the future, actual results may be different from the estimates. We have made certain reclassifications to prior period amounts to conform to the current period presentations.

Mergers and Acquisitions	12 Months Ended
Dec. 31, 2012
Mergers and Acquisitions

3. Mergers and Acquisitions

We obtained financial control, through an Agreement and Plan of Merger (the “Merger Agreement”), of 100% of the voting equity interests of Earth Friendly Energy Group Holdings, LLC d/b/a Alteris Renewables (“Alteris”) on June 21, 2011 (the “acquisition date”). Alteris sells, designs, installs, and supports renewable energy systems, primarily solar, for both residential and commercial customers. Alteris has more than a dozen offices across seven states.

Our Board of Directors and the manager of Alteris each approved the Merger Agreement prior to the acquisition date. On September 13, 2011 we distributed an information statement to our shareholders with respect to the execution by Gaiam, the holder of a majority of our outstanding equity, of a written consent approving the Merger Agreement. The acquisition closed in December 2011.

The total consideration transferred was approximately $21.7 million and was comprised of 8.7 million shares of our Class A common stock, or $21.6 million worth based on our Class A common stock closing market price of $2.48 per share on June 21, 2011 and $0.1 million worth of replacement share-based payment awards attributable to services rendered prior to the acquisition date. Of this amount, 0.7 million shares were issued based on Alteris’ completion of a financing arrangement for commercial installation jobs, which we estimated, as of the acquisition date, would be completed. The consideration excludes $2.4 million of expenses that are reported as acquisition-related costs in our consolidated statement of operations for the year ended December 31, 2011. In addition, the transaction had remaining contingent equity consideration of 2.0 million shares of our Class A common stock, which was contingent upon Alteris’ achievement of certain pre-tax income and cash flow performance targets for 2011, which was not earned. The fair value of the consideration shares was based on the closing price of our Class A common stock on the acquisition date.

We acquired Alteris, with its premier commercial customer experience, array of financing solutions, and strong in-house engineering expertise, to create a leading renewable energy engineering, procurement and construction provider with a strong presence on both coasts. We plan to capitalize on Alteris’ east coast presence and realize synergies from this acquisition by leveraging our existing infrastructure as well as by taking advantage of Alteris’ expertise with commercial installations. These strategic benefits expected to be received largely contributed to the goodwill resulting from the acquisition.

With regards to our acquisition of Alteris, we recorded $0.6 million for customer-related intangibles (20 month weighted-average useful life). Goodwill is not expected to be deductible for tax purposes.

The following table summarizes the estimated fair values of Alteris’ net assets acquired at the acquisition date.

(in thousands)	June 21, 2011
Cash	$3,416
Restricted cash	902
Accounts receivable	4,511
Inventory	5,008
Deferred costs on uncompleted contracts	1,609
Other current assets	2,528
Property and equipment	1,427
Deferred tax asset	4,226
Goodwill	19,153
Other intangibles	600

Total assets	43,380

Line of credit	(3,119)
Accounts payable and accrued liabilities	(11,681)
Debt	(2,608)
Billings in excess of costs on uncompleted contracts	(2,062)
Deferred revenue and other current liabilities	(2,239)

Net assets acquired	$21,671

We included the results of operations from Alteris in our consolidated financial statements from the acquisition date. Consequently, $40.9 million of revenue and $0.7 million of net income attributable to Alteris are included in our consolidated statement of operations for the year ended December 31, 2011.

The following is supplemental unaudited interim pro forma information for the Alteris acquisition as if we had issued 8.7 million shares of our Class A common stock to acquire this business on January 1, 2010. The pro forma net revenue and cost of goods sold were decreased by $0.7 million and $0.5 million, respectively, for the year ended December 31, 2011 to reflect Alteris’ adoption of our method, cost to cost, of measuring progress towards completion for jobs accounted for under the percentage of completion method. Additionally, the pro forma net loss was adjusted to exclude $2.4 million of nonrecurring expenses incurred during the year ended December 31, 2011, related to our acquisition of Alteris. Finally, pro forma net loss was adjusted by $0.6 million for the year ended December 31, 2010, to include amortization of intangible assets and share-based compensation expense related to replacement stock options, both resulting from the acquisition of Alteris. All pro forma adjustments are based on currently available information and upon assumptions that we believe are reasonable in order to reflect, on a supplemental pro forma basis, the impact of this acquisition on our historical financial information.

	Supplemental Pro Forma (Unaudited)
	Years Ended December 31,
(in thousands, except per share data)	2011	2010
Net revenue	$121,910	$127,300

Net loss	$(3,286)	$(2,422)

Net loss per share—basic	$(0.12)	$(0.08)

Net loss per share—diluted	$(0.12)	$(0.08)

We include results from operations of acquired companies in our consolidated financial statements from their respective effective acquisition dates.

Goodwill and Other Asset Impairments	12 Months Ended
Dec. 31, 2012
Goodwill and Other Asset Impairments

4. Goodwill and Other Asset Impairments

In accordance with the Financial Accounting Standards Board’s accounting standards, we evaluated the realizability of our tangible assets and determined based on market place property comparables (level two of the fair value hierarchy) that $2.1 million of our buildings was impaired at September 30, 2012. Additionally, we performed impairment analyses of goodwill and other intangibles using the discounted cash flows method and determined that $19.7 million of goodwill and $0.2 million of other intangibles were impaired at September 30, 2012. We estimated the fair value of our business for the goodwill impairment analysis based on the quoted market price for our Class A common stock (level one input of the fair value hierarchy), as adjusted by our judgmental qualitative factors (level three of the fair value hierarchy). These noncash impairments were necessitated by the trading price of our Class A common stock, recent operating losses, and financial forecasts. The $22.0 million of noncash impairment charges are reported in goodwill and other asset impairments on our consolidated statement of operations for the year ended December 31, 2012.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

5. Property and Equipment

Property and equipment, stated at lower of cost or estimated fair value, consists of the following as of December 31:

(in thousands)	2012	2011
Land	$1,716	$3,100
Buildings and leasehold improvements (a)	728	2,330
Furniture, fixtures and equipment	726	1,121
Website development	859	542
Vehicles and Machinery	3,671	3,716

	7,700	10,809
Accumulated depreciation and amortization	(3,709)	(3,879)

	$3,991	$6,930

(a)	During 2012, we impaired $2.1 million of our buildings. See Note 4. Goodwill and Other Asset Impairments.

Revolving Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Revolving Line of Credit

4. Revolving Line of Credit

Under a loan agreement, as amended, with Silicon Valley Bank, the Company has a revolving line of credit that provides for advances for the lesser of $6,500 or a borrowing base availability of 75% of eligible accounts receivable (“SVB Loan”). At June 30, 2013, our borrowing base availability was $5,247. All borrowings are collateralized by a security interest in substantially all of the Company’s assets other than its interests in Alteris Project Financing Company LLC, and bear interest at the greater of the bank’s prime rate or 4.00% plus 4.75%. The interest rate accruing on borrowings during a Streamline Period (as defined in the SVB Loan) is the greater of the bank’s prime rate or 4.00%, plus 2.00%. The original maturity date for the SVB Loan was August 31, 2012; following several amendments to the agreement, the maturity date of the SVB Loan was extended to September 30, 2013. The line of credit has a facility fee of 0.5% per year of the average daily unused portion of the available line of credit during the applicable calendar quarter. The Company may reserve up to $500 for stand-by letters of credit under the line of credit. The SVB Loan establishing the line of credit contains various covenants, including a covenant requiring compliance with a liquidity ratio. The SVB Loan initially required the Company to pay a final payment fee of $60 upon termination or maturity of the revolving line of credit. In accordance with the terms of the SVB Loan, SVB reduced the final payment fee to $40 based on the equity funding in excess of $3,000 completed on June 3, 2013. As of June 30, 2013, the Company had no outstanding borrowings under this facility.

Pursuant to the second and third loan modification agreements for the SVB Loan, on March 26, 2013 and March 27, 2013, the Company issued warrants to SVB to purchase 106,557 and 105,978 shares of Class A common stock at per share exercise prices of $1.83 and $1.84, respectively (collectively, the “SVB Warrants”). Each warrant expires 7 years from the date of issuance. The company determined the warrants had a combined estimated fair value of $278 on the dates of their issuances, which the Company recognized as discounts to the SVB Loan, with the offsets recorded to additional paid-in capital. The Company determined the fair values of the warrants using the Black-Scholes valuation model, which is affected by historical stock price volatility as well as the Company’s assumptions regarding expected life (level three of the fair value hierarchy). The SVB Loan discounts are amortized to interest expense over the remaining term of the SVB Loan using the interest method. On June 18, 2013, SVB exercised the warrants in a cashless transaction, resulting in the net issuance of 78,973 shares of Class A common stock to SVB. At June 30, 2013, the SVB Loan discounts had a combined unamortized balance of $67.

On May 10, 2013, the Company entered into a consent agreement with SVB to extend until June 30, 2013 the requirement that it obtain net proceeds of not less than $3,400 from borrowings under a new subordinated debt agreement. In addition, until receipt of such proceeds, the Company agreed to deposit with Silicon Valley Bank $500 of unrestricted cash, which it was required to maintain under the terms of the SVB Loan, in a restricted account at the bank. On June 3, 2013, the Company closed on the private placement of Class A common shares and warrants described in Note 6, realizing net proceeds on $8,414. SVB determined that the private placement meets the terms of the consent agreement. Consequently SVB released the restricted cash.

6. Revolving Line of Credit

Under a loan agreement, as amended, with Silicon Valley Bank (“SVB Loan”), we have a revolving line of credit that provides for advances not to exceed $6.5 million based upon a borrowing base of 75% of eligible accounts receivable. All borrowings are collateralized by a security interest in substantially all of our assets other than our interests in Alteris Project Financing Company LLC, and bear interest at the greater of the bank’s prime rate or 4.00% plus 4.75%. The interest rate accruing on borrowings during a Streamline Period (as defined in the SVB Loan) is the greater of the bank’s prime rate or 4.00% plus 2.00%. The original maturity date for the SVB Loan was October 30, 2012 and the maturity date was first extended to March 31, 2013 on October 30, 2012 and then again to September 30, 2013 on March 27, 2013. The line of credit has a facility fee of 0.5% per year of the average daily unused portion of the available line of credit during the applicable calendar quarter. We may reserve up to $500,000 for stand-by letters of credit under the line of credit. The SVB Loan establishing the line of credit contains various covenants, including a covenant requiring compliance with a liquidity ratio. The SVB Loan requires the borrowers to pay a final payment fee of $60 thousand in cash upon termination or maturity of the revolving line of credit. The final payment fee will be reduced to $40 thousand if we raise at least $3.0 million in net proceeds through a public offering of our Class A common stock prior to August 31, 2013. At December 31, 2012, we had $6.5 million of outstanding borrowings under this facility.

Related Party Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Debt

5. Related Party Debt

The Company’s outstanding related party debt at June 30, 2013 consisted of $2,600 from Gaiam and $4,150 from Riverside.

The Gaiam loans mature as follows: $1,000 on April 26, 2014 and $1,600 on April 30, 2014. These loans bear interest at an annual rate of 10% and are subordinated to the Company’s SVB Loan. On April 23, 2013, the Company entered into a conversion agreement with Gaiam pursuant to which the principal amount of Gaiam’s $1,700 promissory note dated March 27, 2013 was reduced by $100 in exchange for 62,111 shares of Class A common stock. The conversion ratio was determined based on the closing market price of the Company’s Class A common stock on the date of the agreement.

On May 21, 2013, the Company and Riverside extended the maturity dates of two loans in the aggregate principal amount of $3,150 made by Riverside to the Company. The maturity date of a $3,000 loan was extended from May 4, 2014 to September 3, 2014 and the maturity date of a $150 loan was extended from June 20, 2014 to October 29, 2014. These loans bear interest at an annual rate of 10% and are subordinated to the Company’s SVB Loan.

Accrued interest on the Company’s related party debt was $479 at June 30, 2013; $111 is reported in accrued liabilities and $368 is reported in other liabilities on our condensed consolidated balance sheet.

Gaiam and Riverside hold approximately 13.4% and 25.9% of the Company’s outstanding Class A common stock, respectively. Each is also a creditor of the Company. Pursuant to the terms of a Shareholders Agreement, Gaiam and Riverside each has the right to designate a certain number of individuals for appointment or nomination to our Board of Directors, tied to their respective ownership of our Class A common stock.

On May 28, 2013, Gaiam sold 6,017,500 shares of the Company’s Class A common shares. On June 11, 2013, Gaiam’s Chairperson resigned as the Company’s Chairperson. There are no amounts payable to Gaiam, other than debt and accrued interest, as of June 30, 2013.

8. Related Party Debt

Our related party debt at December 31, 2012 consisted of $4.15 million from Riverside Renewable Energy Investments, LLC (“Riverside”) and $2.7 million from Gaiam, Inc. (“Gaiam”). At December 31, 2011, our related party debt was comprised of $1.7 million from Gaiam. As of December 31, 2012, the Riverside loans were due as follows: $1.0 million by April 26, 2013, $3.0 million by May 4, 2013, and $150 thousand by June 20, 2013. The Gaiam loans were due as follows: $1.0 million by April 26, 2013 and $1.7 million by April 30, 2013. These loans bear interest at an annual rate of 10%. If we repay the $3.0 million and $150 thousand loans owed to Riverside on or before their respective maturity date, the accrued interest is waived. As conditions for Gaiam extending the maturity date of its existing $1.7 million loan to us from December 30, 2012 to April 30, 2013 and loaning us an additional $1.0 million, we had to pay all interest owed on the existing Gaiam loan of $1.7 million, execute and deliver to Gaiam in the near future an option agreement, reasonably acceptable to both parties, permitting Gaiam to purchase for $0.2 million all tenant improvements constructed by us in our principal office space leased by us from Gaiam; and amend our facility lease with Gaiam to cancel, effective December 31, 2012, the $3 per square foot credit set forth in the current lease.

Each of the $1.0 million promissory notes entered into with Gaiam and Riverside during December 2012 also include certain customary language making the loans payable upon the occurrence of certain events, such as insolvency or bankruptcy. Also, if we complete a sale of at least $50,000 of capital stock, then each creditor has the option of converting all or any portion of the principal and interest owing on the loan in question into securities in such sale at the same purchase price as paid by other purchasers in such sale. If we fail to make payment of the principal and all interest owing on one or both of these loans within 10 days of when due, then the creditor has the option to acquire an undivided 50% interest in our real property located in Hopland, California (including all land and buildings) in exchange for cancellation of such principal and interest. This option is conditioned upon (1) the approval of the transaction by our disinterested directors, and (2) the consent of our senior creditor, Silicon Valley Bank. The loans are unsecured and subordinated to our indebtedness owed to unaffiliated creditors. Subject to the rights of senior debt, we have the right to prepay the loans at any time without premium or penalty.

On March 27, 2013, the maturity dates for these loans were extended and Gaiam’s $1.7 million loan is now due April 30, 2014, Riverside’s $3.0 million loan is due May 4, 2014, Riverside’s $150 thousand loan is due June 20, 2014 and each of the $1.0 million loans are due April 26, 2014.

Accrued interest on our related party debt was $0.2 million at December 31, 2012 and is reported in accrued liabilities on our consolidated balance sheet.

Gaiam owns approximately 37% of our currently outstanding Class A common stock and is one of our creditors. Riverside owns approximately 29% of our currently outstanding Class A common stock and is one of our creditors. Pursuant to the terms of a Shareholders Agreement, Gaiam and Riverside each has the right to designate a certain number of individuals for appointment or nomination to our Board of Directors, tied to their respective ownership of our Class A common stock.

Payable to Gaiam
Related Party Debt

7. Payable to Gaiam

We are engaged in several related party transactions with Gaiam. Gaiam is the owner of approximately 37% of our issued and outstanding shares of Class A common stock. Our Chairman, Jirka Rysavy, also serves as the Chairman of Gaiam and is a significant shareholder of Gaiam.

We have and will continue to have a need for certain services to be provided by Gaiam under our Intercorporate Services Agreement and Industrial Building Lease Agreement for our corporate headquarters. These services may include, but are not limited to, administrative, technical accounting advisory, public financial reporting and certain occupancy and related office services as required from time to time. We have determined that it is not cost effective to obtain and separately maintain the personnel and infrastructure associated with these services with a complement of full time, skilled employees. Also see Note 11. Commitments and Contingencies – Operating Leases.

Services performed under the Intercorporate Services Agreement have and will be provided under our direction, and Gaiam has no power to act independently on our behalf other than as specifically authorized under the agreement or from time to time by us. Gaiam and we have and will agree on the aggregate annual amount for a particular year for the services based upon a good faith estimate of the services required for that year and the estimated fees for such services. Upon a change to the annual amounts for a particular year, the parties have and will make appropriate payments to reflect such change. The annual amount and formula for various services making up the annual amount, as well as any quarterly changes, have and must be approved in writing by each of Gaiam’s and our board of directors.

During 2011, we completed a project for our Chairman to design and install an upgrade to an existing solar power system originally built in 1997 for his residence. The contract price or revenue recognized was $244,000, which was priced at a customary rate for work performed for employees.

In consideration for Gaiam providing additional services under our Intercorporate Services Agreement with Gaiam and agreeing to amend our existing Intercorporate Services Agreement and Tax Sharing Agreement with Gaiam, we expensed during 2011 additional fees payable to Gaiam of $672,000.

Debt	12 Months Ended
Dec. 31, 2012
Debt

9. Debt

Our debt, other than related party debt, all of which relates to Alteris, consisted of the following at December 31:

(in thousands, except installment amounts and interest rates)	2012	2011
Notes payable to finance companies for the purchase of vehicles and equipment in 36 to 60 monthly installments totaling $12,162, including interest ranging from 2.9% to 10.35%. The notes are secured by Alteris’ vehicles and equipment	$183	$399
Less – current portion of debt	(114)	(197)

Debt, net of current portion	$69	$202

Maturities of debt for each of the periods ended December 31st are as follows:

(in thousands)	Years Ending December 31,
2013	$114
2014	67
2015	2

$183

Capital Lease Obligations	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations

10. Capital Lease Obligations

We have vehicles financed under capital leases. The cost of the capitalized leased assets included in property and equipment was $2.0 million and $0.6 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized leased assets was $1.4 million and $0.1 million at December 31, 2012 and 2011, respectively. Amortization expense for capitalized leased assets was $0.5 million and $0.1 million for the years ended December 31, 2012 and 2011, respectively.

Our future minimum lease payments and capital lease obligations at December 31, 2012 are as follows:

(in thousands)	At December 31, 2012
Year ending December 31,
2013	$213
2014	201
2015	161
2016	55

Total future minimum lease payments	630
Less – amounts representing interest	(43)

Total capital lease obligations	587
Less – current portion of capital lease obligations	(213)

Capital lease obligations, net of current portion	$374

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

11. Commitments and Contingencies

Operating Leases

We lease office and warehouse space through operating leases. Some of the leases have renewal clauses, which range from three to five years. Until July 2011, when we relocated this portion of our operations, we leased a facility from DTTC Properties, LLC, a limited liability company partially owned by our former chief executive officer, who also was a beneficial owner of our Class A common stock. This lease agreement required monthly base payments of $10,694 plus common area operating expenses. Under this lease, we incurred expense of approximately $75,000 and $161,000 for the years ended December 31, 2011 and 2010. On December 19, 2011, we entered into a five year facility lease with Gaiam for office space located in one of Gaiam’s owned buildings in Colorado that commenced on January 1, 2012 and provides for monthly payment of approximately $11,179 plus common area maintenance expenses.

The following schedule represents the annual future minimum payments of all our leases at December 31, 2012:

(in thousands)	At December 31, 2012
2013	$582
2014	388
2015	336
2016	295

Total minimum lease payments	$1,601

We incurred rent expense of $0.9 million for the year ended December 31, 2012 and $0.5 million for each of the years ended December 31, 2011 and 2010.

Risks and Uncertainties

We are subject to risks and uncertainties in the normal course of our business, including legal proceedings; governmental regulation, such as the interpretation of tax and labor laws; and seasonal nature of our business due to weather-related factors. We have accrued for probable and estimatable costs that may be incurred with respect to identified risks and uncertainties based upon the facts and circumstances currently available to us. Due to uncertainties in the estimation process, actual costs could vary from those accruals.

Shareholders' Equity and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Shareholders' Equity and Warrants

7. Shareholders’ Equity

During the three- and six-month periods ended June 30, 2013, the Company issued 2,756 and 6,923 shares of Class A common stock, respectively, in lieu of cash compensation, to its independent directors for services rendered during 2013. Additionally, the Company issued to employees 60,000 and 618,000 options, during the three- and six-month periods ending June 30, 2013, respectively, to purchase shares of Class A common stock upon vesting and exercise.

During March 2013, the Company issued warrants to purchase shares of our Class A common stock pursuant to our SVB Loan agreements (see Note 3. Revolving Line of Credit). On June 18, 2013, SVB completed a cashless exercise of the SVB Warrants resulting in the Company issuing 78,973 shares of Class A common stock to SVB. The cashless exercise is based on the closing price of the Company’s stock on the day before notification of exercise is received. On June 17, 2013, the Company’s stock closed at $2.92 per share.

On June 3, 2013, the Company closed the private placement (the “Private Placement”) contemplated by the Securities Purchase Agreement (the “SPA”) entered into on May 24, 2013 with unaffiliated investors (each an “Investor” and collectively, the “Investors”). Upon closing, the Company issued 3,366,974 shares of Class A common stock (the “Common Stock”) at a purchase price of $2.75 per share, or $9,259 in the aggregate, and Common Stock Purchase Warrants (the “Private Placement Warrants”) to purchase up to an aggregate of 1,683,488 shares of Common Stock with an exercise price of $2.75 per share, which are immediately exercisable and have a term of 5 years. The Company received net proceeds of $8,414 after offering expenses. Proceeds from the transaction will be used for general corporate and working capital purposes.

The Company reviewed the accounting treatment for the warrants issued under the Private Placement and determined the warrants met the applicable requirement under ASC 480 for classification as a liability (See Note 3. Fair Value Measurements). Under the terms of a Registration Rights Agreement between the Company and the Investors in conjunction with the Private Placement, the Company filed a Form S-3 Registration Statement with the SEC on June 20, 2013, for the purpose of registering under the Securities Act the shares of common stock issued pursuant to the Private Placement and the shares of common stock to be issued upon exercise of the Private Placement Warrants issued pursuant to the Private Placement. The SEC declared the registration statement effective on July 3, 2013.

12. Shareholders’ Equity and Warrants

During 2012, we issued 33,056 shares of our Class A common stock under our Real Goods Solar, Inc. 2008 Long-Term Incentive Plan (“2008 Incentive Plan”) to certain of our independent directors, in lieu of cash compensation, for services rendered during 2012.

On December 19, 2011, we issued 8.7 million shares of our Class A common stock as consideration for Alteris. See Note 3. Mergers and Acquisitions.

On December 31, 2011, Gaiam converted its remaining 2,153,293 shares of our Class B common stock into shares of our Class A common stock. At the end of 2011, Gaiam owned approximately 37% of our outstanding Class A common stock.

During 2011, we issued 29,408 shares of our Class A common stock under our 2008 Incentive Plan to our independent directors, in lieu of cash compensation, for services rendered during 2011.

On June 30, 2011, we repurchased 379,400 shares of our Class A common stock for a total cost of $1.1 million. We recorded this repurchase of our shares in accordance with the cost method of accounting for treasury stock. Since we have not yet decided the ultimate disposition of the re-acquired shares, their cost is reflected in our consolidated balance sheet at December 31, 2011 as a $1.1 million reduction to additional paid-in capital.

During 2010, we issued 21,040 shares of our Class A common stock under our 2008 Incentive Plan to our independent directors, in lieu of cash compensation, for services rendered during 2010. Following this issuance, Gaiam owned 54.6% of our total outstanding common stock. For the last five years, we have valued shares issued to our independent directors at estimated fair value based on the closing price of our Class A common stock on the date the shares were issued, which by policy is the last trading day of each quarter in which the services were rendered.

As part of the contingent consideration for the acquisition of Carlson Solar on January 1, 2008, we issued seven-year warrants to purchase 30,000 shares of our Class A common stock at an exercise price of $3.20 per share. On November 1, 2007, as part of the contingent consideration for the acquisition of Marin Solar, we issued seven-year warrants to purchase 40,000 shares of our Class A common stock at an exercise price of $3.20 per share.

At December 31, 2012, we had the following shares of Class A common stock reserved for future issuance:

Stock options under the our incentive plans	1,525,320
Stock options under plans not approved by security holders	300,000
Warrants outstanding	70,000

Total shares reserved for future issuance	1,895,320

Each holder of our Class A common stock is entitled to one vote for each share held on all matters submitted to a vote of shareholders. On December 31, 2011, Gaiam converted all of its holdings of our Class B common stock to Class A common stock and, as a result, we have had no shares of Class B common stock outstanding since December 31, 2011. Under the terms of our articles of incorporation and merger with Alteris, we are prohibited from issuing Class B common stock in the future. All holders of Class A common stock vote as a single class on all matters that are submitted to the shareholders for a vote. Accordingly, Gaiam and Riverside, as the holders of approximately 37% and 29% of the Class A common stock, respectively, and entitled to vote in any election of directors, may exert significant influence over the election of the directors. Shareholders with the minimum number of votes that would be necessary to authorize or take action at a meeting at which all of the shares entitled to vote were present and voted may consent to an action in writing and without a meeting under certain circumstances.

Holders of our Class A common stock are entitled to receive dividends, if any, as may be declared by the Board of Directors out of legally available funds. In the event of a liquidation, dissolution or winding up of Real Goods Solar, our Class A common stock holders are entitled to share ratably in our assets remaining after the payment of all of our debts and other liabilities. Holders of our Class A common stock have no preemptive, subscription or redemption rights, and there are no redemption or sinking fund provisions applicable to our Class A common stock.

Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-Based Compensation

8. Share-Based Payments

During the three and six-month periods ended June 30, 2013, the Company granted 60,000 and 618,000 new stock options, respectively, and cancelled 93,620 and 188,480 stock options, respectively, under its 2008 Long-Term Incentive Plan. The new stock options vest at 2% per month for the 50 months beginning in the eleventh month after date of grant.

On January 29, 2013, for 114 non-officer employees, the Company repriced their existing options to $1.00 per share, which represented the closing market price of the Class A common stock on that date. This modification resulted in total incremental share-based compensation expense of $63, with $25 immediately recognizable and $38 to be expensed over the remaining vesting periods of the options.

Total share-based compensation expense recognized was $87 and $147 for the three months ended June 30, 2013 and 2012, respectively, and $208 and $314 for the six months ended June 30, 2013 and 2012, respectively, and is reported in general and administrative expenses on our condensed consolidated statements of operations.

13. Share-Based Compensation

Our share-based compensation programs are long-term retention programs that are intended to attract, retain and provide incentives for talented employees, officers, and directors and to align shareholder and employee interests. We primarily grant options under our 2008 Incentive Plan, but have also granted 300,000 non-shareholder approved options to our chief executive officer during 2012.

Our 2008 Incentive Plan provides for the granting of options to purchase up to the lesser of 3,000,000 shares of our Class A common stock or 10% of our then outstanding Class A common stock. Furthermore, our Board of Directors has resolved that all types of granted options shall not exceed 10% of our then outstanding Class A common stock. Both nonqualified stock options and incentive stock options may be issued under the provisions of the 2008 Incentive Plan. Employees, members of the Board of Directors, consultants, business partners, and certain key advisors are eligible to participate in the 2008 Incentive Plan, which terminates upon the earlier of a board resolution terminating the Incentive Plan or ten years after the effective date of the Incentive Plan. All outstanding options are nonqualified and are generally granted with an exercise price equal to the closing market price of our stock on the date of the grant. Options vest based on services conditions, performance (attainment of a certain amount of pre-tax income for a given year), or some combination thereof. Grants typically expire seven years from the date of grant.

The determination of the estimated fair value of share-based payment awards on the date of grant using the Black-Scholes option-pricing model is affected by our stock price as well as assumptions regarding a number of complex and subjective variables. Expected volatilities are based on a value calculated using the combination of historical volatility of comparable public companies in our industry and our stock price volatility since our initial public offering. Expected life is based on the specific vesting terms of the option and anticipated changes to market value and expected employee exercise behavior. The risk-free interest rate used in the option valuation model is based on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options. We do not anticipate paying any cash dividends on our Class A common stock in the foreseeable future and, therefore, an expected dividend yield of zero is used in the option valuation model. We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We primarily use historical data by participant groupings to estimate option forfeitures and record share-based compensation expense only for those awards that are expected to vest.

The following are the variables we used in the Black-Scholes option pricing model to determine the estimated grant date fair value for options granted under our incentive plans for each of the years presented:

	2012	2011	2010
Expected volatility	76% - 87%	74% - 88%	88%
Weighted-average volatility	80%	81%	88%
Expected dividends	— %	— %	— %
Expected term (in years)	5.0 - 6.6	5.0 - 6.7	5.0
Risk-free rate	0.57% - 1.26%	1.17% - 2.24%	1.25% - 2.38%

The table below presents a summary of our option activity as of December 31, 2012 and changes during the year then ended:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,902,120	$2.80
Granted	1,431,500	1.19
Exercised	—	—
Forfeited or expired	(1,508,300)	2.38

Outstanding at December 31, 2012	1,825,320	$1.88	5.4	$—

Exercisable at December 31, 2012	508,350	$2.93	3.0	$—

As specified under the terms of our acquisition of Alteris (see Note 3. Mergers and Acquisitions), upon consummation of the acquisition in 2011, options for Alteris membership units were replaced with equal in fair value options to purchase our stock. In this regard, 478,500 replacement options were granted by us at an exercise price of $2.96 per share.

The weighted-average grant-date fair value of options granted during the years 2012, 2011 and 2010 was $0.76, $1.67 and $2.04, respectively. The total fair value of shares vested was $0.4 million during each of 2012 and 2011 and $0.1 million during 2010. Our share-based compensation cost charged against income was $0.4 million, $0.5 million, and $0.4 million during the years 2012, 2011 and 2010, respectively, and is shown in general and administrative expenses. The total income tax benefit recognized for share-based compensation was nil, $0.2 million, and $0.1 million for the years 2012, 2011, and 2010, respectively. As of December 31, 2012, there was $0.7 million of unrecognized cost related to nonvested shared-based compensation arrangements granted under the plans. We expect that cost to be recognized over a weighted-average period of 3.4 years.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes

9. Income Taxes

The Company performed assessments of the realizability of its net deferred tax assets generated during the three and six months ended June 30, 2013, considering all available evidence, both positive and negative. As a result of these assessments, the Company concluded that it was more likely than not that none of our net deferred tax assets would be recoverable through the reversal of temporary differences and near term normal business results. During the three months ended June 30, 2013, the Company reduced its valuation allowance by $90 through a noncash charge. During the six months ended June 30, 2013, the Company established additional valuation allowances through a noncash charge of $1,442 to its income tax provision.

14. Income Taxes

Our provision for income tax expense (benefit) is comprised of the following:

	Years ended December 31,
(in thousands)	2012	2011	2010
Current:
Federal	$—	$—	$476
State	61	16	34

	61	16	510

Deferred:
Federal	7,361	(494)	246
State	1,298	(82)	41

	8,659	(576)	287

	$8,720	$(560)	$797

Variations from the federal statutory rate are as follows:

(in thousands)	2012	2011	2010
Expected federal income tax expense (benefit) at statutory rate of 34%	$(13,086)	$(836)	$692
Effect of permanent goodwill impairment	7,898	—	—
Effect of permanent acquisition-related differences	—	461	—
Effect of permanent other differences	94	30	13
Effect of carryforward state net operating losses	—	(72)	—
Effect of valuation allowance	16,074	—	—
Other	49	(3)	(24)
State income tax expense (benefit), net of federal benefit	(2,309)	(140)	116

Income tax expense (benefit)	$8,720	$(560)	$797

Deferred income taxes reflect net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the net accumulated deferred income tax assets as of December 31, 2012 and 2011 are as follows:

(in thousands)	2012	2011
Deferred tax assets (liabilities):
Current:
Provision for doubtful accounts	$437	$216
Inventory-related expense	469	192
Accrued liabilities	1,281	1,644
Net operating loss carryforward	—	1,015
Other	—	5

Total current deferred tax assets	$2,187	$3,072

Non-current:
Depreciation and amortization	$613	$(649)
Net operating loss carryforward	13,243	6,180
Other	31	(87)

Total non-current deferred tax assets	$13,887	$5,444

Valuation allowance	(16,074)	—

Total net deferred tax assets	$—	$8,516

At December 31, 2012, we had $10.5 million in tax effected federal net operating loss carryforwards. These operating loss carryforwards, if unused, begin to expire in 2018. Additionally, we had $2.7 million in tax effected state net operating loss carryforwards. These operating loss carryforwards, if unused, will begin to expire in 2019. The Internal Revenue Code contains provisions that limit the net operating loss available for use in any given year upon the occurrence of certain events, including significant changes in ownership interest. A change in ownership of a company of greater than 50% within a three-year period results in an annual limitation on the utilization of net operating loss carryforwards from tax periods prior to the ownership changes. Certain of our net operating loss carryforwards as of December 31, 2012 are subject to annual limitations due to changes in ownership.

During 2012, we performed assessments on the realizability of our net deferred tax assets considering all available evidence, both positive and negative. As a result of these assessments, we concluded that it was more likely than not that none of our net deferred tax assets would be recoverable through the reversal of temporary differences and normal business activities in the near term and, therefore, we established a valuation allowance through a noncash charge of $16.1 million to our income tax provision for the year ended December 31, 2012.

Additionally, to the extent we become entitled to utilize certain loss carryforwards relating to periods prior to our initial public offering, we are required under the terms of our tax sharing agreement with Gaiam to distribute to Gaiam the tax effect (estimated to be 34% for federal income tax purposes) of the amount of such tax loss carryforwards so utilized. Accordingly, we recognized a valuation allowance against all of our deferred tax assets as of the effective date of our tax sharing agreement with Gaiam, May 13, 2008. These net operating loss carryforwards begin to expire in 2018 if not utilized. Due to Gaiam’s step acquisitions of our company, we experienced “ownership changes” as defined in Section 382 of the Internal Revenue Code. Accordingly, our use of the net operating loss carryforwards is limited by annual limitations described in Sections 382 and 383 of the Internal Revenue Code. As of December 31, 2012, $4.4 million of these net operating loss carryforwards remained available for current and future utilization, meaning that potential future payments to Gaiam, which would be made over a period of several years, could therefore aggregate to approximately $1.6 million based on current tax rates.

Quarterly Results of Operations	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations

15. Quarterly Results of Operations (Unaudited)

The following is a summary of the quarterly results of operations for the years ended December 31, 2012 and 2011:

(in thousands, except per share data)	Fiscal Year 2012 Quarters Ended
	March 31	June 30	September 30 (a)	December 31 (b)
Net revenue	$18,256	$21,447	$26,358	$26,830
Gross profit	6,427	5,319	5,737	5,549
Loss before income taxes	(3,052)	(4,070)	(27,549)	(3,815)
Net loss	(1,856)	(2,518)	(39,017)	(3,815)
Diluted net loss per share	$(0.07)	$(0.09)	$(1.46)	$(0.14)
Weighted average shares outstanding-diluted	26,661	26,669	26,677	26,694

(in thousands, except per share data)	Fiscal Year 2011 Quarters Ended
	March 31	June 30	September 30	December 31
Net revenue	$17,425	$19,954	$31,586	$40,292
Gross profit	5,029	5,360	7,853	9,618
Income (loss) before income taxes	68	(1,883)	(739)	94
Net income (loss)	37	(1,575)	(478)	116
Diluted net income (loss) per share	$0.00	$(0.08)	$(0.02)	$0.00
Weighted average shares outstanding-diluted	18,310	19,112	26,655	26,655

(a)	The quarter ended September 30, 2012 includes a noncash charge of $22.0 million for the impairment of goodwill and other assets and a noncash charge of $14.5 million for the establishment of a valuation allowance for all of our net deferred tax assets.
(b)	The quarter ended December 31, 2012 includes a noncash charge of $1.6 million for an additional valuation allowance for our net deferred tax assets generated during that quarter.

Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Measurements

3. Fair Value Measurements

The Company complies with the provisions of FASB ASC No. 820, Fair Value Measurements and Disclosures (ASC 820), in measuring fair value and in disclosing fair value measurements. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements required under other accounting pronouncements. FASB ASC No. 820-10-35, Fair Value Measurements and Disclosures- Subsequent Measurement (ASC 820-10-35), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820-10-35-3 also requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model.

ASC 820-10-35 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1 Inputs – Level 1 inputs are unadjusted quoted prices in active markets for assets or liabilities identical to those to be reported at fair value. An active market is a market in which transactions occur for the item to be fair valued with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Inputs – Level 2 inputs are inputs other than quoted prices included within Level 1. Level 2 inputs are observable either directly or indirectly. These inputs include: (a) Quoted prices for similar assets or liabilities in active markets; (b) Quoted prices for identical or similar assets or liabilities in markets that are not active, such as when there are few transactions for the asset or liability, the prices are not current, price quotations vary substantially over time or in which little information is released publicly; (c) Inputs other than quoted prices that are observable for the asset or liability; and (d) Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 Inputs – Level 3 inputs are unobservable inputs for an asset or liability. These inputs should be used to determine fair value only when observable inputs are not available. Unobservable inputs should be developed based on the best information available in the circumstances, which might include internally generated data and assumptions being used to price the asset or liability.

When determining the fair value measurements for assets or liabilities required or permitted to be recorded at and/or marked to fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. When possible, the Company looks to active and observable markets to price identical assets. When identical assets are not traded in active markets, the Company looks to market observable data for similar assets.

The following tables summarize the basis used to measure certain financial assets and liabilities at fair value on a recurring basis in the condensed consolidated balance sheets:

Basis of Fair Value Measurements

Balance at June 30, 2013 (in thousands, except per share data)	Total	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock warrant liability	$3,702	$—	$—	$3,702

The following tables show reconciliations of the beginning and ending balances for liabilities measured at fair value on a recurring basis using significant unobservable inputs (i.e. Level 3) for the six months ended June 30, 2013:

Common Stock Warrant Liability	Fair Value Measurements Using Significant Unobservable Inputs
Beginning of period	$—
Issuance of common stock warrants	4,392
Change in the fair value of common stock warrant liability	(690)

Fair value of common stock warrant liability at June 30, 2013	3,702

The following summarizes the valuation technique for assets and liabilities measured and recorded at fair value:

Common stock warrant liability: For our level 3 securities, which represent common stock warrants, fair value is based on a modified binomial pricing model which is based, in part, upon unobservable inputs for which there is little or no market data, requiring the Company to develop its own assumptions (See Note 2. Significant Accounting Policies). The Company used a market approach to valuing the derivative liabilities.

Debt and Capital Lease Obligations	6 Months Ended
Jun. 30, 2013
Debt and Capital Lease Obligations

6. Debt and Capital Lease Obligations

The Company’s debt, other than related party debt, consisted of the following at June 30, 2013:

(in thousands, except installment amounts and interest rates)	June 30, 2013
Notes payable to finance companies for the purchase of vehicles and equipment in 36 to 60 monthly installments totaling $10,020, including interest ranging from 2.9% to 10.35%. The notes are secured by vehicles and equipment	$117
Less – current portion of debt	(89)

Debt, net of current portion	$28

Maturities of debt are as follows:

(in thousands)	Years Ending December 31,
2013	$49
2014	66
2015	2

$117

The Company has vehicles financed under capital leases. The cost of the capitalized leased assets included in property and equipment is $2,067 and $2,000 at June 30, 2013 and December 31, 2012, respectively. Accumulated amortization of capitalized leased assets was $1,452 and $1,300 at June 30, 2013 and December 31, 2012, respectively. Amortization expense for capitalized leased assets was $51 and $85 for each of the three months ended June 30, 2013 and 2012, and $133 and $123 for the six months ended June 30, 2013 and 2012, respectively.

Our future minimum lease payments and capital lease obligations are as follows:

(in thousands)	At June 30, 2013
Year ending December 31,
2013	$153
2014	214
2015	173
2016	33
2017	12

Total future minimum lease payments	585
Less – amounts representing interest	(40)

Total capital lease obligations	545
Less – current portion of capital lease obligations	(244)

Capital lease obligations, net of current portion	$301

The current portions of debt and capital lease obligations are recorded in other current liabilities on the condensed consolidated balance sheet. Debt and capital lease obligations, each net of current portion, are recorded in other liabilities on the condensed consolidated balance sheet.

Net Loss Per Share	6 Months Ended
Jun. 30, 2013
Net Loss Per Share

10. Net Loss Per Share

Basic net loss per share excludes any dilutive effects of options or warrants. The Company computes basic net loss per share using the weighted average number of common shares outstanding during the period. The Company computes diluted net loss per share using the weighted average number of common stock and common stock equivalents outstanding during the period. The Company excluded common stock equivalents of 2,137,007 and 2,186,534 for the three months ended June 30, 2013 and 2012, respectively, and 2,304,256 and 2,102,873 for the six months ended June 30, 2013 and 2012, respectively, from the computation of diluted net loss per share because their effect was antidilutive. The following table sets forth the computation of basic and diluted net loss per share:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share data)	2013	2012	2013	2012
Numerator for basic and diluted net loss per share	$(2,908)	$(2,518)	$(6,701)	$(4,374)
Denominator:
Weighted average shares for basic net loss per share	27,804	26,669	27,253	26,669
Effect of dilutive securities:
Weighted average of stock options, restricted stock awards, and warrants	—	—	—	—

Denominators for diluted net loss per share	27,804	26,669	27,253	26,669

Net loss per share – basic	$(0.11)	$(0.09)	$(0.25)	$(0.16)

Net loss per share – diluted	$(0.11)	$(0.09)	$(0.25)	$(0.16)

Subsequent Event	6 Months Ended
Jun. 30, 2013
Subsequent Event

11. Subsequent Event

As disclosed in the Company’s Current Report on Form 8-K filed August 9, 2013, on August 8, 2013, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) whereby it will acquire Mercury, a widely-held private company in the solar engineering, procurement and construction industry. Upon the consummation of the merger upon satisfaction of all applicable closing conditions, the Company will issue 7.9 million shares of its Class A common stock as merger consideration, subject to certain adjustments described in the Merger Agreement. The acquisition is primarily aimed at strengthening our capabilities in selling and deploying commercial solar systems in the north east region. The merger is subject to the approval of the Company’s shareholders.

As disclosed in the Company’s Current Report on Form 8-K filed August 12, 2013, on August 9, 2013, the Company acquired the business operated by Syndicated Solar, Inc. (“Syndicated”), a Colorado-based solar engineering, procurement and construction firm, by acquiring substantially all of Syndicated’s assets. The Company paid net consideration of $2,500, plus 400,000 shares of its unregistered Class A common stock. Syndicated also has the potential to earn up to $500 in additional earn-out payments following the close of the 2013 fiscal year and an additional 1.3 million shares of unregistered Class A common stock in performance based earn-outs over the next two and half year period. The acquisition enables the Company to expand its residential solar operations in Colorado and California and to expand its sales presence into the state of Missouri.

Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cash		Cash Cash represents demand deposit accounts with financial institutions that are denominated in U.S. dollars.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

We maintain allowances for doubtful accounts for estimated losses resulting from the inability of our customers to make required payments. We make estimates of the collectability of our accounts receivable by analyzing historical bad debts, specific customer creditworthiness and current economic trends. The allowance for doubtful accounts was $1.1 million and $0.5 million at December 31, 2012 and 2011, respectively. If the financial condition of our customers or the public utilities or financing companies were to deteriorate such that their ability to make payments to us was impaired, additional allowances could be required.

Inventory

Inventory

Inventory consists primarily of solar energy system components (such as solar panels and inverters) located at our various warehouses and finished goods held for sale at our Solar Living Center located in Hopland, California. We state our inventory at the lower of cost (first-in, first-out method) or market. We identify the inventory items to be written down for obsolescence based on the item’s current sales status and condition. We write down discontinued or slow moving inventories based on an estimate of the markdown to retail price needed to sell through our current stock level of the inventories. At December 31, 2012 and 2011, we estimated obsolete or slow-moving inventory to be $0.7 million and $0.2 million, respectively.

Deferred Advertising Costs

Deferred Advertising Costs

Prior to 2011, we had deferred advertising costs related to the preparation, printing, advertising and distribution of catalogs. We deferred such costs for financial reporting purposes until the catalogs were distributed, then amortized such costs over succeeding periods on the basis of estimated direct relationship sales. We amortized seasonal catalogs within seven months and our annual catalogs within one year. Forecasted sales statistics were the principal factor used in estimating the amortization rate. We expense other advertising and promotional costs as incurred. Amounts recorded as advertising expense were $3.4 million, $2.7 million and $2.2 million for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in selling and operating expense in the consolidated statements of operations.

Property and Equipment

Property and Equipment

We state property and equipment at cost less accumulated depreciation and amortization. We compute depreciation of property and equipment on the straight-line method over estimated useful lives, generally three to twenty years. We amortize leasehold and building improvements over the shorter of the estimated useful lives of the assets or the remaining term of the lease or remaining life of the building, respectively.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

Goodwill represents the excess of the purchase consideration over the estimated fair value of assets acquired less liabilities assumed in a business acquisition. Goodwill is reviewed for impairment annually or more frequently if impairment indicators arise. Since we operate in only one business segment, we assess impairment at the Company level. We have the option of first assessing qualitative factors to determine whether events and circumstances indicate that it is more likely than not that the fair value of the Company is less than its carrying amount. If it is determined that the fair value of the Company is more likely than not greater than its carrying amount, then the two-step impairment test is unnecessary. If it is determined that the two-step impairment test is necessary, then for step one, we compare the estimated fair value of the Company with its carrying amount, including goodwill. If the estimated fair value of the Company exceeds its carrying amount, we consider the Company’s goodwill not impaired. If the carrying amount of the Company exceeds its estimated fair value, we perform the second step of the goodwill impairment test to measure the amount of impairment loss. We use either a comparable market approach, traditional present value method, or some combination thereof to test for potential impairment. The use of present value techniques requires us to make estimates and judgments about our future cash flows. These cash flow forecasts will be based on assumptions that are consistent with the plans and estimates we use to manage our business. The process of evaluating the potential impairment of goodwill is highly subjective and requires significant judgment at many points during the analysis. Application of alternative assumptions and definitions could yield significantly different results.

Our goodwill balances were zero and $19.9 million at December 31, 2012 and 2011, respectively, and our other intangibles balances were zero and $0.4 million at December 31, 2012 and 2011, respectively.

The following table represents our other intangibles subject to amortization, which were all customer related, as of December 31, 2011.

(in thousands)	December 31, 2011
Customer related:
Gross carrying amount	$600
Accumulated amortization	(210)

$390

Amortization expense for the year ended December 31, 2012 was $0.2 million. At September 30, 2012, we impaired all our goodwill and other intangibles. See Note 4. Goodwill and Other Asset Impairments.

Purchase Accounting

Purchase Accounting

We account for the acquisition of a controlling interest in a business using the purchase method. In determining the estimated fair value of certain acquired assets and liabilities, we make assumptions based upon historical and other relevant information and, in some cases, reports of independent experts. Assumptions may be incomplete, and unanticipated events and circumstances may occur that could affect the validity of such assumptions, estimates, or actual results.

Revenue Recognition

Revenue Recognition

Revenue consists primarily of solar energy system installation. We recognize revenue from fixed price contracts using either the completed contract or percentage-of-completion method, based on the size of the energy system installation. As a result of a recent business acquisition (see Note 3. Mergers and Acquisitions), we slightly modified our method of applying revenue recognition for fixed price contracts in that we now recognize revenue from energy system installations of less than 100 kilowatts, or kW, when the installation is substantially complete, while we recognize revenue from energy system installations equal to or greater than 100 kW on a percentage-of-completion basis, measured by the percentage of contract costs incurred to date to total estimated costs for each contract. We recognize amounts billed to customers for shipping and handling as revenue at the same time that the revenues arising from the product sale are recognized. We include shipping and handling costs, which were approximately $0.05 million, $0.1 million, and $0.2 million for 2012, 2011, and 2010, respectively, in selling and operating expense along with other fulfillment costs.

The assets “Costs in excess of billings on uncompleted contracts” and “Deferred costs on uncompleted contracts” represent costs incurred plus estimated earnings in excess of amounts billed on percentage-of-completion method contracts and costs incurred but not recognizable until recognition of the related contract revenue on completed-method contracts, respectively. The liability “Billings in excess of costs on uncompleted contracts” represents billings in excess of related costs on percentage-of-completion method contracts. We bill our large installation customers for contract performance progress according to milestones defined in their respective contracts. The prerequisite for billing is the completion of an application and certificate of payment form as per the contract, which is done after each month end. Unbilled receivables were immaterial at December 31, 2012 and 2011.

Allocation of Costs

Allocation of Costs

Presently, Gaiam provides us with administrative, technical accounting advisory, public financial reporting and certain occupancy and related office services under the Intercorporate Services Agreement and the Facility Lease Agreement. Our accompanying financial statements include an allocation of these expenses. The allocation is based on a combination of factors, including revenue and operating expenses. We believe the allocation methodologies used are reasonable and result in an appropriate allocation of costs incurred by Gaiam and its subsidiaries on our behalf. However, these allocations may not be indicative of the cost of future services.

Share-Based Compensation

Share-Based Compensation

We recognize compensation cost for stock-based awards based on the estimated fair value of the award on date of grant. We measure compensation cost at the grant date based on the fair value of the award and recognize compensation cost upon the probable attainment of a specified performance condition or over a service period. We use the Black-Scholes option valuation model to estimate the fair value for purposes of accounting and disclosures. In estimating this fair value, there are certain assumptions that we use, as disclosed in Note 13. Share-Based Compensation, consisting of the expected life of the option, risk-free interest rate, dividend yield, volatility and forfeiture rate. The use of a different estimate for any one of these components could have a material impact on the amount of reported compensation expense.

Income Taxes

Income Taxes

We provide for income taxes pursuant to the liability method. The liability method requires recognition of deferred income taxes based on temporary differences between financial reporting and income tax bases of assets and liabilities, using current enacted income tax rates and regulations. These differences will result in taxable income or deductions in future years when the reported amount of the asset or liability is recovered or settled, respectively. Considerable judgment is required in determining when these events may occur and whether recovery of an asset is more likely than not. Our effective tax rate remains fairly consistent. We have significant net operating loss carryforwards and we will re-evaluate at the end of each reporting period whether we expect it is more likely than not that our deferred tax assets will be fully recoverable through the reversal of taxable temporary differences in future years as a result of normal business activities. We have agreed under our tax sharing agreement with Gaiam to make payments to Gaiam as we utilize certain of our net operating losses in the future. See Note 14. Income Taxes.

We must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. We measure the tax benefits recognized in the consolidated financial statements from such a position based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and are often ambiguous. As such, we are required to make many subjective assumptions and judgments regarding our income tax exposures. Interpretations of and guidance surrounding income tax law and regulations change over time and may result in changes to our subjective assumptions and judgments which can materially affect amounts recognized in our consolidated balance sheets and statements of operations. The result of the reassessment of our tax positions did not have a material impact on our consolidated financial statements. Our federal and state tax returns for all years after 2008 are subject to future examination by tax authorities for all our tax jurisdictions. We recognize interest and penalties related to income tax matters in interest expense and general and administration expenses, respectively.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

We compute net income (loss) per share by dividing our net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted net income (loss) per share reflects the potential dilution that could occur if options or warrants to issue shares our Class A common stock were exercised. Weighted average common share equivalents of 2,173,000, 1,262,000 and 584,000 shares have been omitted from net income (loss) per share for 2012, 2011 and 2010, respectively, as they are anti-dilutive.

The following table sets forth the computation of basic and diluted net income (loss) per share:

	For the Years Ended December 31,
(In thousands, except per share data)	2012	2011	2010
Numerator for basic and diluted net income (loss) per share	$(47,206)	$(1,900)	$1,239
Denominator:
Weighted average shares for basic net income (loss) per share	26,673	23,572	18,301
Effect of dilutive securities:
Weighted average of common stock, stock options and warrants	—	—	66

Denominators for diluted net income (loss) per share	26,673	23,572	18,367

Net income (loss) per share—basic	$(1.77)	$(0.08)	$0.07

Net income (loss) per share—diluted	$(1.77)	$(0.08)	$0.07

Concentration of Risk

Concentration of Risk

We have a potential concentration of credit risk in our accounts receivable in that two financing companies that purchase and then lease installed solar energy system to host users and two commercial customers accounted for 19.1%, 15.6%, 17.5% and 11.1% respectively, of our accounts receivable as of December 31, 2012.

We also have potential concentration of supply risk in that during 2012 we purchase approximately 78% of the major components for our solar installations from a single supplier.

Sales to our largest three customers for 2012 accounted for approximately 15.8%, 12.4% and 7.2%, respectively, of our total net revenue.

Use of Estimates and Reclassifications

Use of Estimates and Reclassifications

The preparation of the condensed consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. The Company regularly makes significant estimates and assumptions including, but not limited to, the collectibility of accounts receivable, the valuation of inventories, the estimated total costs for long-term contracts used as a basis of determining percentage of completion for such contracts, the useful lives of equipment, the determination of accrued liabilities, the valuation of stock-based compensation, and the determination of valuation allowances associated with deferred tax assets. The Company bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Use of Estimates and Reclassifications

The preparation of financial statements in accordance with GAAP requires us to make estimates and assumptions that affect the amounts reported in the accompanying financial statements and disclosures. Although these estimates are based on our best knowledge of current events and actions that we may undertake in the future, actual results may be different from the estimates. We have made certain reclassifications to prior period amounts to conform to the current period presentations.

Warrant Accounting

Warrant Accounting

The Company accounts for common stock warrants and put options in accordance with applicable accounting guidance provided in ASC 480, Liabilities – Distinguishing Liabilities from Equity, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement. The common stock warrants are accounted for as a liability due to a provision for the warrant holder to request redemption upon a change of control. We classify these derivative liabilities on the condensed consolidated balance sheets as a long term liability, which is revalued at each balance sheet date subsequent to the initial issuance. We use a modified binomial pricing model to value these derivative liabilities. The modified binomial pricing model, which is based, in part, upon unobservable inputs for which there is little or no market data, requires the Company to develop its own assumptions. The Company used the following assumptions for its common stock warrants. The risk-free interest rate for June 3, 2013 (issuance date) and June 30, 2013 were 1.03% and 1.03%, respectively. The volatility of the market price of the Company’s common stock for June 3, 2013 (issuance date) and June 30, 2013 were 102.93% and 102.93%, respectively. The expected average term of the warrant used for both periods was 5 years. There was no expected dividend yield for the warrants granted. In building the modified binomial model, the Company assumed a 15% probability of a change in control and used 20 nodes (See Note 3. Fair Value Measurements). As a result, if factors change and different assumptions are used, the warrant liability and the change in estimated fair value could be materially different. Changes in the fair value of the warrants are reflected in the condensed consolidated statement of operations as change in fair value of warrant liability, with an offsetting non-cash entry recorded as interest expense or benefit.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Customer Related Other Intangibles Subject to Amortization

The following table represents our other intangibles subject to amortization, which were all customer related, as of December 31, 2011.

(in thousands)	December 31, 2011
Customer related:
Gross carrying amount	$600
Accumulated amortization	(210)

$390

Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share data)	2013	2012	2013	2012
Numerator for basic and diluted net loss per share	$(2,908)	$(2,518)	$(6,701)	$(4,374)
Denominator:
Weighted average shares for basic net loss per share	27,804	26,669	27,253	26,669
Effect of dilutive securities:
Weighted average of stock options, restricted stock awards, and warrants	—	—	—	—

Denominators for diluted net loss per share	27,804	26,669	27,253	26,669

Net loss per share – basic	$(0.11)	$(0.09)	$(0.25)	$(0.16)

Net loss per share – diluted	$(0.11)	$(0.09)	$(0.25)	$(0.16)

The following table sets forth the computation of basic and diluted net income (loss) per share:

	For the Years Ended December 31,
(In thousands, except per share data)	2012	2011	2010
Numerator for basic and diluted net income (loss) per share	$(47,206)	$(1,900)	$1,239
Denominator:
Weighted average shares for basic net income (loss) per share	26,673	23,572	18,301
Effect of dilutive securities:
Weighted average of common stock, stock options and warrants	—	—	66

Denominators for diluted net income (loss) per share	26,673	23,572	18,367

Net income (loss) per share—basic	$(1.77)	$(0.08)	$0.07

Net income (loss) per share—diluted	$(1.77)	$(0.08)	$0.07

Mergers and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Net Assets

The following table summarizes the estimated fair values of Alteris’ net assets acquired at the acquisition date.

(in thousands)	June 21, 2011
Cash	$3,416
Restricted cash	902
Accounts receivable	4,511
Inventory	5,008
Deferred costs on uncompleted contracts	1,609
Other current assets	2,528
Property and equipment	1,427
Deferred tax asset	4,226
Goodwill	19,153
Other intangibles	600

Total assets	43,380

Line of credit	(3,119)
Accounts payable and accrued liabilities	(11,681)
Debt	(2,608)
Billings in excess of costs on uncompleted contracts	(2,062)
Deferred revenue and other current liabilities	(2,239)

Net assets acquired	$21,671

Impact of Acquisition on Historical Financial Information, Pro Forma Adjustments

The following is supplemental unaudited interim pro forma information for the Alteris acquisition as if we had issued 8.7 million shares of our Class A common stock to acquire this business on January 1, 2010.

	Supplemental Pro Forma (Unaudited)
	Years Ended December 31,
(in thousands, except per share data)	2011	2010
Net revenue	$121,910	$127,300

Net loss	$(3,286)	$(2,422)

Net loss per share—basic	$(0.12)	$(0.08)

Net loss per share—diluted	$(0.12)	$(0.08)

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment, stated at lower of cost or estimated fair value, consists of the following as of December 31:

(in thousands)	2012	2011
Land	$1,716	$3,100
Buildings and leasehold improvements (a)	728	2,330
Furniture, fixtures and equipment	726	1,121
Website development	859	542
Vehicles and Machinery	3,671	3,716

	7,700	10,809
Accumulated depreciation and amortization	(3,709)	(3,879)

	$3,991	$6,930

(a)	During 2012, we impaired $2.1 million of our buildings. See Note 4. Goodwill and Other Asset Impairments.

Debt and Capital Lease Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt other than Related Party Debt

The Company’s debt, other than related party debt, consisted of the following at June 30, 2013:

(in thousands, except installment amounts and interest rates)	June 30, 2013
Notes payable to finance companies for the purchase of vehicles and equipment in 36 to 60 monthly installments totaling $10,020, including interest ranging from 2.9% to 10.35%. The notes are secured by vehicles and equipment	$117
Less – current portion of debt	(89)

Debt, net of current portion	$28

Our debt, other than related party debt, all of which relates to Alteris, consisted of the following at December 31:

(in thousands, except installment amounts and interest rates)	2012	2011
Notes payable to finance companies for the purchase of vehicles and equipment in 36 to 60 monthly installments totaling $12,162, including interest ranging from 2.9% to 10.35%. The notes are secured by Alteris’ vehicles and equipment	$183	$399
Less – current portion of debt	(114)	(197)

Debt, net of current portion	$69	$202

Maturities of Debt	Maturities of debt are as follows:

(in thousands)	Years Ending December 31,
2013	$49
2014	66
2015	2

$117

Maturities of debt for each of the periods ended December 31st are as follows:

(in thousands)	Years Ending December 31,
2013	$114
2014	67
2015	2

$183

Future Minimum Lease Payments and Capital Lease Obligations

Our future minimum lease payments and capital lease obligations are as follows:

(in thousands)	At June 30, 2013
Year ending December 31,
2013	$153
2014	214
2015	173
2016	33
2017	12

Total future minimum lease payments	585
Less – amounts representing interest	(40)

Total capital lease obligations	545
Less – current portion of capital lease obligations	(244)

Capital lease obligations, net of current portion	$301

Our future minimum lease payments and capital lease obligations at December 31, 2012 are as follows:

(in thousands)	At December 31, 2012
Year ending December 31,
2013	$213
2014	201
2015	161
2016	55

Total future minimum lease payments	630
Less – amounts representing interest	(43)

Total capital lease obligations	587
Less – current portion of capital lease obligations	(213)

Capital lease obligations, net of current portion	$374

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments

The following schedule represents the annual future minimum payments of all our leases at December 31, 2012:

(in thousands)	At December 31, 2012
2013	$582
2014	388
2015	336
2016	295

Total minimum lease payments	$1,601

Shareholders' Equity and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Shares of Class A Common Stock for Future Issuance

At December 31, 2012, we had the following shares of Class A common stock reserved for future issuance:

Stock options under the our incentive plans	1,525,320
Stock options under plans not approved by security holders	300,000
Warrants outstanding	70,000

Total shares reserved for future issuance	1,895,320

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Variables Used in Black-Scholes Option Pricing Model to Determine Estimated Grant Date Fair Value for Options Granted

The following are the variables we used in the Black-Scholes option pricing model to determine the estimated grant date fair value for options granted under our incentive plans for each of the years presented:

	2012	2011	2010
Expected volatility	76% - 87%	74% - 88%	88%
Weighted-average volatility	80%	81%	88%
Expected dividends	— %	— %	— %
Expected term (in years)	5.0 - 6.6	5.0 - 6.7	5.0
Risk-free rate	0.57% - 1.26%	1.17% - 2.24%	1.25% - 2.38%

Summary of Options Activity Under Incentive Plans

The table below presents a summary of our option activity as of December 31, 2012 and changes during the year then ended:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,902,120	$2.80
Granted	1,431,500	1.19
Exercised	—	—
Forfeited or expired	(1,508,300)	2.38

Outstanding at December 31, 2012	1,825,320	$1.88	5.4	$—

Exercisable at December 31, 2012	508,350	$2.93	3.0	$—

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense Benefit

Our provision for income tax expense (benefit) is comprised of the following:

	Years ended December 31,
(in thousands)	2012	2011	2010
Current:
Federal	$—	$—	$476
State	61	16	34

	61	16	510

Deferred:
Federal	7,361	(494)	246
State	1,298	(82)	41

	8,659	(576)	287

	$8,720	$(560)	$797

Variations From Federal Statutory Rate

Variations from the federal statutory rate are as follows:

(in thousands)	2012	2011	2010
Expected federal income tax expense (benefit) at statutory rate of 34%	$(13,086)	$(836)	$692
Effect of permanent goodwill impairment	7,898	—	—
Effect of permanent acquisition-related differences	—	461	—
Effect of permanent other differences	94	30	13
Effect of carryforward state net operating losses	—	(72)	—
Effect of valuation allowance	16,074	—	—
Other	49	(3)	(24)
State income tax expense (benefit), net of federal benefit	(2,309)	(140)	116

Income tax expense (benefit)	$8,720	$(560)	$797

Components of Net Tax Effects of Temporary Differences Between Carrying Amounts of Assets and Liabilities

The components of the net accumulated deferred income tax assets as of December 31, 2012 and 2011 are as follows:

(in thousands)	2012	2011
Deferred tax assets (liabilities):
Current:
Provision for doubtful accounts	$437	$216
Inventory-related expense	469	192
Accrued liabilities	1,281	1,644
Net operating loss carryforward	—	1,015
Other	—	5

Total current deferred tax assets	$2,187	$3,072

Non-current:
Depreciation and amortization	$613	$(649)
Net operating loss carryforward	13,243	6,180
Other	31	(87)

Total non-current deferred tax assets	$13,887	$5,444

Valuation allowance	(16,074)	—

Total net deferred tax assets	$—	$8,516

Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Quarterly Results of Operations

The following is a summary of the quarterly results of operations for the years ended December 31, 2012 and 2011:

(in thousands, except per share data)	Fiscal Year 2012 Quarters Ended
	March 31	June 30	September 30 (a)	December 31 (b)
Net revenue	$18,256	$21,447	$26,358	$26,830
Gross profit	6,427	5,319	5,737	5,549
Loss before income taxes	(3,052)	(4,070)	(27,549)	(3,815)
Net loss	(1,856)	(2,518)	(39,017)	(3,815)
Diluted net loss per share	$(0.07)	$(0.09)	$(1.46)	$(0.14)
Weighted average shares outstanding-diluted	26,661	26,669	26,677	26,694

(in thousands, except per share data)	Fiscal Year 2011 Quarters Ended
	March 31	June 30	September 30	December 31
Net revenue	$17,425	$19,954	$31,586	$40,292
Gross profit	5,029	5,360	7,853	9,618
Income (loss) before income taxes	68	(1,883)	(739)	94
Net income (loss)	37	(1,575)	(478)	116
Diluted net income (loss) per share	$0.00	$(0.08)	$(0.02)	$0.00
Weighted average shares outstanding-diluted	18,310	19,112	26,655	26,655

(a)	The quarter ended September 30, 2012 includes a noncash charge of $22.0 million for the impairment of goodwill and other assets and a noncash charge of $14.5 million for the establishment of a valuation allowance for all of our net deferred tax assets.
(b)	The quarter ended December 31, 2012 includes a noncash charge of $1.6 million for an additional valuation allowance for our net deferred tax assets generated during that quarter.

Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Basis of Fair Value Measurements

Basis of Fair Value Measurements

Balance at June 30, 2013 (in thousands, except per share data)	Total	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock warrant liability	$3,702	$—	$—	$3,702

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis

The following tables show reconciliations of the beginning and ending balances for liabilities measured at fair value on a recurring basis using significant unobservable inputs (i.e. Level 3) for the six months ended June 30, 2013:

Common Stock Warrant Liability	Fair Value Measurements Using Significant Unobservable Inputs
Beginning of period	$—
Issuance of common stock warrants	4,392
Change in the fair value of common stock warrant liability	(690)

Fair value of common stock warrant liability at June 30, 2013	3,702

Principles of Consolidation, Organization and Nature of Operations - Additional information (Detail) (USD $)	6 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended					2 Months Ended	12 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Gaiam Incorporated	Jun. 30, 2013 Gaiam Incorporated	Dec. 31, 2012 Gaiam Incorporated Second Extension of Term	Dec. 31, 2012 Gaiam Incorporated First Extension of Term	Dec. 31, 2012 Riverside Renewable Energy Investments	Dec. 31, 2012 Riverside Renewable Energy Investments Related Party Debt Due May Four Twenty Fourteen	Dec. 31, 2012 Riverside Renewable Energy Investments Related Party Debt Due June Twenty Twenty Fourteen	Nov. 30, 2012 Alteris	Dec. 31, 2012 Alteris	Dec. 31, 2012 Silicon Valley Bank	Jun. 30, 2013 Silicon Valley Bank Alteris	Dec. 31, 2012 Silicon Valley Bank Alteris
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Debt financing, cash balance		$ 10,400,000
Debt financing, outstanding borrowing																	6,500,000	6,500,000
Related party debt							1,700,000				3,150,000	3,000,000	150,000
Related party extension date									Apr 30, 2014	Apr 30, 2013		May 4, 2014	Jun 20, 2014
Line of credit facility, maturity date							Dec 30, 2012							Mar 31, 2013	Oct 30, 2012	Sep 30, 2013	Sep 30, 2013
Additional Loan obtained							1,000,000				1,000,000
Recurring losses	6,701,000	47,206,000
Proceeds from private placement	8,414,000
Cash	6,859,000	10,390,000	6,595,000	11,813,000	11,123,000	12,206,000
Borrowing base availability																	5,247,000
Debt outstanding to related party, due in 2014								$ 2,600,000
Maturity date of related party debt								2014-04

Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 03, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Segment Customer	Dec. 31, 2011	Dec. 31, 2010	Jun. 21, 2011
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts						$ 1,100,000	$ 500,000
Obsolete or slow-moving inventory						700,000	200,000
Advertising expense and promotional cost						3,400,000	2,700,000	2,200,000
Number of operating segment						1
Goodwill							19,885,000		19,153,000
Other intangibles, net							390,000
Amortization expense for other intangible assets						200,000
Postage and handling costs						$ 50,000	$ 100,000	$ 200,000
Minimum Percentage of income Tax examination likelihood of tax benefits being realized upon ultimate resolution settlement						50.00%
Antidilutive securities excluded from computation of earnings per share amount		2,137,007,000	2,186,534,000	2,304,256,000	2,102,873,000	2,173,000	1,262,000	584,000
Number of major customers						3
Risk free interest rate	1.03%			1.03%
Volatility of market price	102.93%			102.93%
Expected average term of warrant used	5 years			5 years
Probability of change in control assumed				15.00%
Customer 1
Significant Accounting Policies [Line Items]
Revenue from major customers as percentage of total revenues						15.80%
Customer 2
Significant Accounting Policies [Line Items]
Revenue from major customers as percentage of total revenues						12.40%
Customer 3
Significant Accounting Policies [Line Items]
Revenue from major customers as percentage of total revenues						7.20%
Accounts Receivable
Significant Accounting Policies [Line Items]
Number of major customers						2
Concentration of risk percentage						19.10%
Accounts Receivable | Customer 1
Significant Accounting Policies [Line Items]
Concentration of risk percentage						15.60%
Accounts Receivable | Customer 2
Significant Accounting Policies [Line Items]
Concentration of risk percentage						17.50%
Accounts Receivable | Customer 3
Significant Accounting Policies [Line Items]
Concentration of risk percentage						11.10%
Supplier Concentration Risk | Single Supplier
Significant Accounting Policies [Line Items]
Concentration of risk percentage						78.00%
Minimum
Significant Accounting Policies [Line Items]
Property Plant And Equipment, estimated useful lives						3 years
Maximum
Significant Accounting Policies [Line Items]
Property Plant And Equipment, estimated useful lives						20 years
Seasonal Catalogs
Significant Accounting Policies [Line Items]
Amortization Of deferred Advertising Costs						7 months
Annual Catalogs
Significant Accounting Policies [Line Items]
Amortization Of deferred Advertising Costs						1 year

Other Intangible Asset and Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net		$ 390
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		600
Accumulated amortization		(210)
Other intangibles, net		$ 390

Computation of Basic and Diluted Net Income (loss) per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule For Earning Per Share Basic And Diluted [Line Items]
Numerator for basic and diluted net income (loss) per share	$ (2,908)	$ (3,815)	[1]	$ (39,017)	[2]	$ (2,518)	$ (1,856)	$ 116	$ (478)	$ (1,575)	$ 37	$ (6,701)	$ (4,374)	$ (47,206)	$ (1,900)	$ 1,239
Denominator:
Weighted average shares for basic net income (loss) per share	27,804					26,669						27,253	26,669	26,673	23,572	18,301
Effect of dilutive securities:
Weighted average of common stock, stock options and warrants																66
Denominators for diluted net income (loss) per share	27,804	26,694	[1]	26,677	[2]	26,669	26,661	26,655	26,655	19,112	18,310	27,253	26,669	26,673	23,572	18,367
Net income (loss) per share-basic	$ (0.11)					$ (0.09)						$ (0.25)	$ (0.16)	$ (1.77)	$ (0.08)	$ 0.07
Net income (loss) per share-diluted	$ (0.11)	$ (0.14)	[1]	$ (1.46)	[2]	$ (0.09)	$ (0.07)	$ 0	$ (0.02)	$ (0.08)	$ 0	$ (0.25)	$ (0.16)	$ (1.77)	$ (0.08)	$ 0.07

[1]	The quarter ended December 31, 2012 includes a noncash charge of $1.6 million for an additional valuation allowance for our net deferred tax assets generated during that quarter.
[2]	The quarter ended September 30, 2012 includes a noncash charge of $22.0 million for the impairment of goodwill and other assets and a noncash charge of $14.5 million for the establishment of a valuation allowance for all of our net deferred tax assets.

Mergers and Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended											6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 21, 2012	Jul. 21, 2011	Jun. 21, 2011	Dec. 31, 2011 Alteris Renewables, Incorporated	Dec. 31, 2012 Alteris Renewables, Incorporated	Dec. 31, 2011 Change in Accounting Method Accounted for as Change in Estimate	Dec. 31, 2011 Change In Due To Amortization Of Intangible Assets And Replacement Stock Options	Jun. 21, 2011 Common Class A	Dec. 31, 2011 Common Class A
Business Acquisition [Line Items]
Percentage of voting interest for acquisition																		100.00%
Consideration for acquisition in shares																					478,500				8,700,000
Consideration for acquisition in value																			$ 21,671,000
Common stock closing market price, per share																								$ 2.48
Common stock closing market price, amount																								21,600,000
Replacement share-based payment awards attributable to services rendered prior to the acquisition date														100,000
Shares issued on Acquisition date														700,000
Acquisition related cost															2,393,000
Contingent equity consideration																									2,000,000
Acquisition of customer related intangible																	600,000
Customer-related intangibles acquired, weighted average useful life														20 months
Revenue	20,666,000	26,830,000	[1]	26,358,000	[2]	21,447,000	18,256,000	40,292,000	31,586,000	19,954,000	17,425,000	37,458,000	39,703,000	92,891,000	109,257,000	77,324,000				40,900,000
Net Income	(2,908,000)	(3,815,000)	[1]	(39,017,000)	[2]	(2,518,000)	(1,856,000)	116,000	(478,000)	(1,575,000)	37,000	(6,701,000)	(4,374,000)	(47,206,000)	(1,900,000)	1,239,000				700,000
Business acquisition, pro forma net revenue, decreased															700,000
Business acquisition, pro forma net losses, increase decrease																						500,000	2,400,000
Business acquisition adjustment of amortization of intangible assets															$ 600,000

[1]	The quarter ended December 31, 2012 includes a noncash charge of $1.6 million for an additional valuation allowance for our net deferred tax assets generated during that quarter.
[2]	The quarter ended September 30, 2012 includes a noncash charge of $22.0 million for the impairment of goodwill and other assets and a noncash charge of $14.5 million for the establishment of a valuation allowance for all of our net deferred tax assets.

Summary of Estimated Fair Values of Net Assets acquired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jun. 21, 2011
Business Acquisition [Line Items]
Cash			$ 3,416
Restricted cash			902
Accounts receivable			4,511
Inventory			5,008
Deferred costs on uncompleted contracts			1,609
Other current assets			2,528
Property and equipment			1,427
Deferred tax asset			4,226
Goodwill		19,885	19,153
Other intangibles			600
Total assets			43,380
Line of credit			(3,119)
Accounts payable and accrued liabilities			(11,681)
Debt			(2,608)
Billings in excess of costs on uncompleted contracts			(2,062)
Deferred revenue and other current liabilities			(2,239)
Net assets acquired			$ 21,671

Impact of Acquisition on Historical Financial Information Pro Forma Adjustments (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Net revenue	$ 121,910	$ 127,300
Net loss	$ (3,286)	$ (2,422)
Net loss per share-basic	$ (0.12)	$ (0.08)
Net loss per share-diluted	$ (0.12)	$ (0.08)

Goodwill and Other Asset Impairments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Goodwill And Other Intangible Assets [Line Items]
Impairment of buildings	$ 2.1
Impairment of Goodwill	19.7
Impairment of other intangibles assets	0.2
Goodwill and other asset impairments		$ 22

Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment		$ 7,700		$ 10,809
Accumulated depreciation and amortization		(3,709)		(3,879)
Property and equipment, net	3,596	3,991		6,930
Land
Property, Plant and Equipment [Line Items]
Property and equipment		1,716		3,100
Buildings and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment		728	[1]	2,330	[1]
Furniture Fixture And Equipment
Property, Plant and Equipment [Line Items]
Property and equipment		726		1,121
Website development
Property, Plant and Equipment [Line Items]
Property and equipment		859		542
Vehicles and Machinery
Property, Plant and Equipment [Line Items]
Property and equipment		$ 3,671		$ 3,716

[1]	During 2012, we impaired $2.1 million of our buildings. See Note 4. Goodwill and Other Asset Impairments.

Property and Equipment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Impairment charge	$ 22,000	$ 22,012
Buildings
Property, Plant and Equipment [Line Items]
Impairment charge		$ 2,100

Revolving Line of Credit - Additional Information (Detail) (USD $)	6 Months Ended			6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended			1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2008	Nov. 30, 2007	Jun. 30, 2013 Silicon Valley Bank	Dec. 31, 2012 Silicon Valley Bank	Jun. 18, 2013 Silicon Valley Bank Common Class A	Jun. 30, 2013 Silicon Valley Bank Common Class A	Mar. 26, 2013 Silicon Valley Bank Second Loan Modification Agreement	Mar. 27, 2013 Silicon Valley Bank Third Loan Modification Agreement	Jun. 03, 2013 Line of Credit	May 10, 2013 Line of Credit	May 10, 2013 Subordinated Debt Line of Credit	Nov. 30, 2012 Alteris	Nov. 30, 2012 Alteris	Jun. 30, 2013 Alteris	Dec. 31, 2012 Alteris	Jun. 30, 2013 Alteris Based on the equity funding in excess of $3,000 completed	Dec. 31, 2012 Alteris Based on the equity funding in excess of $3,000 completed	Jun. 30, 2013 Alteris Silicon Valley Bank	Dec. 31, 2012 Alteris Silicon Valley Bank	Jun. 30, 2013 Alteris Revolving Credit Streamline Facility	Dec. 31, 2012 Alteris Revolving Credit Streamline Facility	Dec. 31, 2012 Alteris Standby Letters of Credit	Dec. 31, 2012 Alteris Subordinated Debt
Line of Credit Facility [Line Items]
Revolving line of credit agreement provides for advances																			$ 6,500,000	$ 6,500,000
Bear interest rate														Bank's prime rate or 4.00% plus 2.00%	Greater of the bank’s prime rate or 4.00% plus 4.75%	Greater of the bank's prime rate or 4.00% plus 4.75%					Greater of the bank's prime rate or 4.00%, plus 2.00%	Greater of the bank's prime rate or 4.00% plus 2.00%
Borrowing Base																75.00%			75.00%
Interest rate															4.00%	4.00%					4.00%	4.00%
Line of credit facility, maturity date					Sep 30, 2013						Jun 30, 2013			Mar 31, 2013		Oct 30, 2012			Sep 30, 2013
Interest rate excluding prime rate													4.75%		4.75%	4.75%					2.00%	2.00%
Line of credit, facility fee															0.50%	0.50%
Reserve credit of subsidiary												500,000												500,000
Termination fee																3,000,000
Borrowings outstanding under line of credit facility																			0				6,500,000
Final payment fee															60,000	60,000	40,000	40,000
Equity funding in excess															3,000,000	3,000,000
Borrowing base availability																			5,247,000
Expiration period of warrants issued		7 years	7 years					7 years	7 years
Shares of common stock to purchase by warrants issued								106,557	105,978
Exercise price of warrants issued								1.83	1.84
Estimated fair value of warrant issued				278,000
Common stock shares issued due to cashless exercise of warrants						78,973	78,973
Loan discounts combined unamortized balance				67,000
Net proceeds subordinated debt agreement												3,400,000
Deposit for debt agreement												500
Proceeds from issuance of common stock, net	$ 8,414,000									$ 8,414,000

Payable to Gaiam - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Related Party Transaction [Line Items]
Revenue recognized	$ 244,000
Gaiam Incorporated
Related Party Transaction [Line Items]
Percentage of ownership in shares issued and outstanding		13.40%
Intercorporate Services and the Tax Sharing Agreements related expenses	$ 672,000
Gaiam Incorporated | Common Class A
Related Party Transaction [Line Items]
Percentage of ownership in shares issued and outstanding	37.00%

Related Party Debt - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Accrued Liabilities	Jun. 30, 2013 Other Liabilities	Dec. 31, 2012 Minimum	Dec. 31, 2012 Gaiam Incorporated	Jun. 30, 2013 Gaiam Incorporated	Dec. 31, 2011 Gaiam Incorporated	Apr. 23, 2013 Gaiam Incorporated Convertible Promissory Notes	Dec. 31, 2012 Gaiam Incorporated Second Extension of Term	May 28, 2013 Gaiam Incorporated Common Class A	Apr. 23, 2013 Gaiam Incorporated Common Class A	Dec. 31, 2012 Gaiam Incorporated Common Class A	Jun. 30, 2013 Gaiam Incorporated Period One	Dec. 31, 2012 Gaiam Incorporated Period One	Jun. 30, 2013 Gaiam Incorporated Period Two	Dec. 31, 2012 Gaiam Incorporated Period Two	Dec. 31, 2012 Gaiam Incorporated Loan 30 April, 2013	Dec. 31, 2012 Riverside Renewable Energy Investments	Jun. 30, 2013 Riverside Renewable Energy Investments	Dec. 31, 2012 Riverside Renewable Energy Investments Related Party Debt Due May Four Twenty Fourteen	Dec. 31, 2012 Riverside Renewable Energy Investments Related Party Debt Due June Twenty Twenty Fourteen	Dec. 31, 2012 Riverside Renewable Energy Investments Related Party Debt Due April Twenty Six Twenty Fourteen	Dec. 31, 2012 Riverside Renewable Energy Investments Common Class A	Dec. 31, 2012 Riverside Renewable Energy Investments Period One	Jun. 30, 2013 Riverside Renewable Energy Investments Period Three	Dec. 31, 2012 Riverside Renewable Energy Investments Period Three	Jun. 30, 2013 Riverside Renewable Energy Investments Period Four	Dec. 31, 2012 Riverside Renewable Energy Investments Period Four
Related Party Transaction [Line Items]
Related party debt	$ 3,600,000	$ 6,850,000	$ 1,700,000				$ 2,700,000		$ 1,700,000											$ 4,150,000
Debt, repayment amount	10,020	12,162													1,000,000	1,000,000	1,600,000	1,700,000								1,000,000	3,000,000	3,000,000	150,000	150,000
Debt, repayment date															Apr 26, 2014	Apr 26, 2013	Apr 30, 2014	May 4, 2013								Apr 26, 2013	Sep 3, 2014	May 4, 2013	Oct 29, 2014	Jun 20, 2013
Additional Loan obtained							1,000,000			1,700,000										1,000,000
Interest rate							10.00%	10.00%												10.00%	10.00%
Loan Commitment Option Agreement consideration value																			200,000
Current Lease Rate Per square foot, cancelled due to loan commitment																			3
Value of capital stock required to be sold for creditors to convert loan into securities						50,000
Related party extension date											Apr 30, 2014											May 4, 2014	Jun 20, 2014	Apr 26, 2014
Related party notes, current							1,700,000													3,150,000		3,000,000	150,000	1,000,000
Accrued interest on related party debt	479,000	200,000		111,000	368,000
Ownership of common stock related party								13.40%						37.00%							25.90%				29.00%
Related party debt								2,600,000													4,150,000
Promissory note amount reduced										100,000
Share exchange with promissory note (shares)													62,111
Related party debt, non current	$ 3,150,000																				$ 3,150,000
Sales of shares												6,017,500

Summary of Debt other than Related Party Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Notes payable	$ 117	$ 183	$ 399
Less - current portion of debt	(89)	(114)	(197)
Debt, net of current portion	$ 28	$ 69	$ 202

Summary of Debt other than Related Party Debt (Parenthetical) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Number of installment of note payable	Payable in 36 to 60 monthly installments	Payable in 36 to 60 monthly installments
Total notes payable	$ 10,020	$ 12,162
Interest rate, minimum	2.90%	2.90%
Interest rate, maximum	10.35%	10.35%

Maturities of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 49	$ 114
2014	66	67
2015	2	2
Notes payable	$ 117	$ 183	$ 399

Debt and Capital Lease Obligations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Cost of the capitalized leased assets included in property and equipment	$ 2,067		$ 2,067		$ 2,000	$ 600
Accumulated amortization of capitalized leased assets	1,452		1,452		1,300	100
Amortization expense for capitalized leased assets	51	85	133	123	500	100
Scenario, Previously Reported
Debt Instrument [Line Items]
Accumulated amortization of capitalized leased assets					$ 1,400

Future Minimum Lease Payments and Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum lease payments and capital lease obligations
2013	$ 153	$ 213
2014	214	201
2015	173	161
2016	33	55
2017	12
Total future minimum lease payments	585	630
Less - amounts representing interest	(40)	(43)
Total capital lease obligations	545	587
Less - current portion of capital lease obligations	(244)	(213)	(126)
Capital lease obligations, net of current portion	$ 301	$ 374	$ 433

Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Operating lease monthly base payments	$ 900,000	$ 500,000	$ 500,000
Operating lease expense incurred		75,000	161,000
Monthly Payment
Commitments and Contingencies Disclosure [Line Items]
Operating lease monthly base payments	10,694
Gaiam Incorporated
Commitments and Contingencies Disclosure [Line Items]
operating lease term		5 years
Gaiam Incorporated | Monthly Payment
Commitments and Contingencies Disclosure [Line Items]
Operating lease monthly base payments	$ 11,179
Minimum
Commitments and Contingencies Disclosure [Line Items]
Operating lease renewal clauses	3 years
Maximum
Commitments and Contingencies Disclosure [Line Items]
Operating lease renewal clauses	5 years

Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 582
2014	388
2015	336
2016	295
Total minimum lease payments	$ 1,601

Shareholders Equity and Warrants - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2008	Nov. 30, 2007	Dec. 31, 2011	Jun. 03, 2013 Private Placement	Jun. 30, 2011 Common Class A	Jun. 30, 2013 Common Class A	Jun. 30, 2013 Common Class A	Dec. 31, 2012 Common Class A Vote	Dec. 31, 2011 Common Class A	Dec. 31, 2010 Common Class A	Jun. 18, 2013 Common Class A Silicon Valley Bank	Jun. 30, 2013 Common Class A Silicon Valley Bank	Jun. 17, 2013 Common Class A Silicon Valley Bank	Dec. 31, 2011 Common Class B	Dec. 31, 2011 Gaiam Incorporated Common Class A	Dec. 31, 2010 Gaiam Incorporated Common Class A	Dec. 31, 2011 Riverside Renewable Energy Investments Common Class A
Class of Stock [Line Items]
Common stock shares issued for service rendered						2,756	6,923	33,056	29,408	21,040
Consideration for acquisition in shares									8,700,000
Conversion of stock, from class B common stock into class A common stock														2,153,293
Common stock shares, shares repurchased					379,400				379,400
Common stock shares, total cost of shares repurchased			$ 1,070,000		$ 1,100,000
Common stock shares re-acquired, value			1,100,000
Ownership of common stock related party															37.00%	54.60%	29.00%
Business acquisition, warrants issued, term	7 years	7 years
Business acquisition, warrants issued, common stock shares	30,000	40,000
Business acquisition, warrants issued, exercise price	$ 3.2	$ 3.2
Class A common stock, entitled vote								1
Shares of common stock issued upon vesting and exercise of stock options						60,000	618,000
Common stock shares issued due to cashless exercise of warrants											78,973	78,973
Common stock closing price of cashless exercise of warrants													$ 2.92
Shares issued				3,366,974
Issued price per share				$ 2.75
Common stock purchase price aggregate value				9,259,000
Number of warrants issued to purchase				1,683,488
Warrants, exercise price				2.75
Warrants, exercisable term				5 years
Proceeds received from issuance of warrants				$ 8,414,000

Shares of Class A Common Stock for Future Issuance (Detail)	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Stockholders Equity [Line Items]
Stock options under the our incentive plans	1,825,320	1,902,120
Warrants outstanding	70,000
Total shares reserved for future issuance	1,895,320
Stock Options
Schedule Of Stockholders Equity [Line Items]
Stock options under the our incentive plans	1,525,320
Equity Compensation Plans Not Approved by Security Holders
Schedule Of Stockholders Equity [Line Items]
Total shares reserved for future issuance	300,000

Share-Based Payments - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Employee	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, options granted typical expiration period					7 years
Business acquisition, exercise price of replacement options granted					$ 1.19
Share based compensation, weighted-average grant-date fair value of options granted					$ 0.76	$ 1.67	$ 2.04
Share based compensation, total fair value of shares vested					$ 400,000	$ 400,000	$ 100,000
Share based compensation			208,000	293,000	325,000	524,000	348,000
Share based compensation, income tax benefit						200,000	100,000
Share based compensation, unrecognized cost related to nonvested					700,000
Share based compensation, unrecognized cost related to nonvested, recognition period					3 years 4 months 24 days
Number of non-officer employees whose existing options are repriced			114
Repriced options per share			$ 1
Total incremental share-based compensation expense			63,000
Total incremental share-based compensation expense, recognized			25,000
Total incremental share-based compensation expense, to be recognized	38,000		38,000
Total share based compensation expense	$ 87,000	$ 147,000	$ 208,000	$ 314,000
Alteris Renewables, Incorporated
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition, replacement options granted					478,500
Business acquisition, exercise price of replacement options granted					$ 2.96
Long Term Incentive Plan Twenty Zero Eight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, number of shares authorized to be granted					3,000,000
Incentive Plan, term					10 years
2008 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vest			2% per month for the 50 months beginning in the eleventh month after date of grant
Period of stock options vest			50 months
Percentage of stock options vest			2.00%
Stock options, granted	60,000		618,000
Stock options, cancelled	93,620		188,480
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, number of shares authorized to be granted					300,000
Share based compensation, number of shares authorized to be granted as percentage of outstanding Class A common shares					10.00%

Variables Used in Black-Scholes Option Pricing Model to Determine Estimated Grant Date Fair Value for Options Granted (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Expected volatility	76.00%	74.00%
Expected volatility	87.00%	88.00%	88.00%
Weighted-average volatility	80.00%	81.00%	88.00%
Expected dividends
Risk-free rate	0.57%	1.17%	1.25%
Risk-free rate	1.26%	2.24%	2.38%
Minimum
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Expected term (in years)	5 years	5 years
Maximum
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Expected term (in years)	6 years 7 months 6 days	6 years 8 months 12 days	5 years

Summary of Our Options Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Shares
Beginning Balance	1,902,120
Granted	1,431,500
Exercised
Forfeited or expired	(1,508,300)
Ending Balance	1,825,320
Number of Shares Exercisable, Ending Balance	508,350
Weighted Average Exercise Price
Beginning Balance	$ 2.8
Granted	$ 1.19
Exercised
Forfeited or expired	$ 2.38
Ending Balance	$ 1.88
Weighted Average Exercise Price Exercisable, Ending Balance	$ 2.93
Weighted Average Remaining Contractual Term (Yrs)
Outstanding as of end of year	5 years 4 months 24 days
Exercisable as of end of year	3 years
Aggregate Intrinsic Value of In-the-Money Options
Aggregate Intrinsic Value of In-the-Money Options, Outstanding as of end of year
Aggregate Intrinsic Value of In-the-Money Options, Exercisable as of end of year

Income Tax Expense Benefit (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal					$ 476
State			61	16	34
Total Current			61	16	510
Deferred:
Federal			7,361	(494)	246
State			1,298	(82)	41
Total Deferred			8,659	(576)	287
Income tax expense (benefit)	$ (1,552)	$ (2,748)	$ 8,720	$ (560)	$ 797

Variations From Federal Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Expected federal income tax expense (benefit) at statutory rate of 34%			$ (13,086)	$ (836)	$ 692
Effect of permanent goodwill impairment			7,898
Effect of permanent acquisition-related differences				461
Effect of permanent other differences			94	30	13
Effect of carryforward state net operating losses				(72)
Effect of valuation allowance			16,074
Other			49	(3)	(24)
State income tax expense (benefit), net of federal benefit			(2,309)	(140)	116
Income tax expense (benefit)	$ (1,552)	$ (2,748)	$ 8,720	$ (560)	$ 797

Variations From Federal Statutory Rate (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Reconciliation Of Income Taxes [Line Items]
Expected federal income tax expense (benefit), statutory rate	34.00%

Components of Net Tax Effects of Temporary Differences Between Carrying Amounts of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities):
Provision for doubtful accounts	$ 437	$ 216
Inventory-related expense	469	192
Accrued liabilities	1,281	1,644
Net operating loss carryforward		1,015
Other		5
Total current deferred tax assets	2,187	3,072
Depreciation and amortization	613	(649)
Net operating loss carryforward	13,243	6,180
Other	31	(87)
Total non-current deferred tax assets	13,887	5,444
Valuation allowance	(16,074)
Total net deferred tax assets		$ 8,516

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Change in ownership that limits utilization of net operating loss carryforwards, period					3 years
Deferred tax assets valuation allowances		$ 1,600,000	$ 14,500,000		$ 16,100,000
Net operating loss carryforwards remained available for current and future utilization		4,400,000			4,400,000
Tax sharing agreement,operating loss carryforwards, aggregate future payments		1,600,000			1,600,000
Deferred tax assets additional valuation allowances	(90,000)			1,442,000
Minimum
Income Taxes [Line Items]
Percentage of change in ownership that limits utilization of net operating loss carryforwards					50.00%
State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards		2,700,000			2,700,000
Operating loss carryforwards, if unused, expiration year					2019
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Net operating loss carryforwards		$ 10,500,000			$ 10,500,000
Operating loss carryforwards, if unused, expiration year					2018

Summary of Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Net revenue	$ 20,666	$ 26,830	[1]	$ 26,358	[2]	$ 21,447	$ 18,256	$ 40,292	$ 31,586	$ 19,954	$ 17,425	$ 37,458	$ 39,703	$ 92,891	$ 109,257	$ 77,324
Gross profit	4,768	5,549	[1]	5,737	[2]	5,319	6,427	9,618	7,853	5,360	5,029	9,359	11,746	23,032	27,860	21,510
Income (loss) before income taxes	(2,908)	(3,815)	[1]	(27,549)	[2]	(4,070)	(3,052)	94	(739)	(1,883)	68	(6,701)	(7,122)	(38,486)	(2,460)	2,036
Net income (loss)	$ (2,908)	$ (3,815)	[1]	$ (39,017)	[2]	$ (2,518)	$ (1,856)	$ 116	$ (478)	$ (1,575)	$ 37	$ (6,701)	$ (4,374)	$ (47,206)	$ (1,900)	$ 1,239
Diluted net income (loss) per share	$ (0.11)	$ (0.14)	[1]	$ (1.46)	[2]	$ (0.09)	$ (0.07)	$ 0	$ (0.02)	$ (0.08)	$ 0	$ (0.25)	$ (0.16)	$ (1.77)	$ (0.08)	$ 0.07
Weighted average shares outstanding-diluted	27,804	26,694	[1]	26,677	[2]	26,669	26,661	26,655	26,655	19,112	18,310	27,253	26,669	26,673	23,572	18,367

[1]	The quarter ended December 31, 2012 includes a noncash charge of $1.6 million for an additional valuation allowance for our net deferred tax assets generated during that quarter.
[2]	The quarter ended September 30, 2012 includes a noncash charge of $22.0 million for the impairment of goodwill and other assets and a noncash charge of $14.5 million for the establishment of a valuation allowance for all of our net deferred tax assets.

Summary of Quarterly Results of Operations (Parenthetical) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012
Quarterly Financial Information [Line Items]
Goodwill and other asset impairments		$ 22,000,000	$ 22,012,000
Deferred tax assets valuation allowances	$ 1,600,000	$ 14,500,000	$ 16,100,000

Basis of Fair Value Measurements (Detail) (Common stock warrants, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability	$ 3,702
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability	$ 3,702

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in the fair value of common stock warrant liability	$ (690)
Common stock warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of common stock warrants	4,392
Change in the fair value of common stock warrant liability	(690)
Fair value of liability, Ending Balance	$ 3,702

Net Loss Per Share - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	2,137,007,000	2,186,534,000	2,304,256,000	2,102,873,000	2,173,000	1,262,000	584,000

Computation of Basic and Diluted Net Loss Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule For Earning Per Share Basic And Diluted [Line Items]
Numerator for basic and diluted net loss per share	$ (2,908)	$ (3,815)	[1]	$ (39,017)	[2]	$ (2,518)	$ (1,856)	$ 116	$ (478)	$ (1,575)	$ 37	$ (6,701)	$ (4,374)	$ (47,206)	$ (1,900)	$ 1,239
Denominator:
Weighted average shares for basic net loss per share	27,804					26,669						27,253	26,669	26,673	23,572	18,301
Effect of dilutive securities:
Weighted average of stock options, restricted stock awards, and warrants																66
Denominators for diluted net loss per share	27,804	26,694	[1]	26,677	[2]	26,669	26,661	26,655	26,655	19,112	18,310	27,253	26,669	26,673	23,572	18,367
Net loss per share - basic	$ (0.11)					$ (0.09)						$ (0.25)	$ (0.16)	$ (1.77)	$ (0.08)	$ 0.07
Net loss per share - diluted	$ (0.11)	$ (0.14)	[1]	$ (1.46)	[2]	$ (0.09)	$ (0.07)	$ 0	$ (0.02)	$ (0.08)	$ 0	$ (0.25)	$ (0.16)	$ (1.77)	$ (0.08)	$ 0.07

[1]	The quarter ended December 31, 2012 includes a noncash charge of $1.6 million for an additional valuation allowance for our net deferred tax assets generated during that quarter.
[2]	The quarter ended September 30, 2012 includes a noncash charge of $22.0 million for the impairment of goodwill and other assets and a noncash charge of $14.5 million for the establishment of a valuation allowance for all of our net deferred tax assets.

Subsequent Event - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended
	Jun. 21, 2011 Common Class A	Dec. 31, 2011 Common Class A	Aug. 09, 2013 Syndicated Solar , Inc Subsequent Event	Aug. 09, 2013 Syndicated Solar , Inc Subsequent Event Contingent Earnout	Aug. 09, 2013 Syndicated Solar , Inc Subsequent Event Common Class A	Aug. 09, 2013 Syndicated Solar , Inc Subsequent Event Common Class A Contingent Earnout	Aug. 08, 2013 Mercury Subsequent Event	Aug. 08, 2013 Mercury Subsequent Event Common Class A
Subsequent Event [Line Items]
Business acquisition date			Aug 9, 2013				Aug 8, 2013
Business acquisition, shares issued		8,700,000						7,900,000
Acquisition consideration paid, net			$ 2,500,000
Additional earn out payments, shares	21,600,000				400,000	1,300,000
Additional earn out payments				$ 500,000